AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 1996.

                                             1933 ACT REGISTRATION NO. 333-14729
                                             1940 ACT REGISTRATION NO. 811-07755
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.  2     [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Pre-Effective Amendment No. 2      [X]

                        (Check appropriate box or boxes)

                                ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST II
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    James J. Wesolowski, Esq.--Vice                 With a copy to:
        President and Secretary                     Thomas A. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO.

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO.

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to
                  Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                      NUVEEN FLAGSHIP MULTISTATE TRUST II

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

        ITEM IN PART A
         OF FORM N-1A                         PROSPECTUS LOCATION
        --------------                        -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

        ITEM IN PART B                      LOCATION IN STATEMENT
         OF FORM N-1A                     OF ADDITIONAL INFORMATION
        ---------------                   -------------------------
10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST II

                             333 West Wacker Drive

                            Chicago, Illinois 60606

[LOGO OF NUVEEN]                                                    Prospectus





Municipal
Mutual
Funds
                                              [PHOTO OF COUPLE APPEARS HERE]
Income funds designed to provide
high tax-free income and preserve
capital through investments in
quality municipal bonds





Connecticut
Massachusetts



February 1, 1997

--------------------------------------------------------------------------------

INVESTING IN NUVEEN MUTUAL FUNDS

For nearly 100 years, the Nuveen name has been synonymous with conservative, high-quality investments that stand the test of time -- investments designed for individuals who have reached a point in life when their investment portfo-lios provide the core of their financial security.

The hallmarks of Nuveen's investment philosophy are a belief in the importance of rigorous research as the basis for prudent investment decisions and a value-investing philosophy dedicated to uncovering investments with above-average return potential. More than 1.3 million investors who have entrusted their money to Nuveen have come to value this award-winning investment expertise.


Mutual funds provide investors the benefits of professional investment manage-ment, low-cost diversification and simplified record keeping. Nuveen offers a wide variety of mutual funds designed to meet the needs of investors seeking growth, current income and capital preservation. We have both insured and unin-sured municipal funds as well as limited-, intermediate- and long-term munic-ipal funds. Single-state municipal funds are exempt from state and, in some cases, local income taxes, where applicable (see back page for complete list).

Whether you invest through mutual funds, exchange-traded funds, unit trusts or individually-managed accounts, Nuveen offers a wide array of investments to suit your financial objectives and risk tolerance.

To learn more about how Nuveen can help you achieve your financial objectives, consult your financial adviser or call (800) 621-7227.

--------------------------------------------------------------------------------
         PROSPECTUS

------------------------------------------------------------------
Nuveen Massachusetts Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund
Nuveen Flagship Connecticut Municipal Bond Fund

-----------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     8
  How the Funds Select Investments         8
  Risk Reduction Strategies                9
INVESTING IN THE FUNDS
  How to Buy Fund Shares                   9
  How to Select a Purchase Option         10
  How to Sell Fund Shares                 11
  Optional Features and Services          12
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             13
  Taxes and Tax Reporting                 14
  Taxable Equivalent Yields               14
GENERAL INFORMATION
  How to Contact Nuveen                   15
  Fund Service Providers                  15
  How the Funds Report Performance        16
  How Fund Shares are Priced              16
APPENDIX
  Special State Considerations            16

                                                          FEBRUARY 1, 1997


--------------------------------------------------------------------------------

---------------------------------------------------------------------
Nuveen Massachusetts Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION: December 10, 1986
NET ASSETS: $80.9 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.10%             5.53%             4.69%             4.68%             5.69%
5 YEARS          6.32%             7.21%             6.43%             6.40%             7.44%
10 YEARS
INCEPTION        5.85%             6.31%             5.68%             5.57%             6.56%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

[GRAPH APPEARS HERE]

Average Maturity           20.37
Average Modified Duration   5.49

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE]
A        (23%)
AA       (13%)
BBB      (14%)
NR        (2%)
AAA      (48%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

General Obligation Bonds       (22%)
Housing Facilities             (19%)
Health Care Facilities         (15%)
Other                           (6%)
Educational Facilities         (14%)
Escrowed Bonds                 (24%)


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.55%   0.55%   0.55%   0.55%
12B-1 FEES        0.20%   0.95%   0.75%    --
OTHER EXPENSES    0.20%   0.20%   0.20%   0.20%
------------------------------------------------
  TOTAL (GROSS)   0.95%   1.70%   1.50%   0.75%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
  TOTAL (NET)     0.95%   1.70%   1.50%   0.75%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 57                  $ 15                   $ 8
3 YEARS                 $ 71                  $ 85                  $ 47                   $24
5 YEARS                 $ 92                  $104                  $ 82                   $42
10 YEARS                $154                  $181                  $179                   $93


 Information as of 8/31/96      See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------- ---------------------------------

 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions   Ending
  Year Ending  Beginning    Net       ized Gain     from Net    from     Net
   February    Net Asset Investment  (Loss) From   Investment  Capital  Asset
    28/29,       Value   Income(c)  Investments(a)   Income     Gains   Value
 ------------- --------- ---------- -------------- ---------- --------- ------
 CLASS A
 (9/94)
 1997(g)        $9.940     $.263       $ (.181)     $(.252)     $  --   $9.770
------------------------------------------------------------------------------
 1996            9.560      .513          .388       (.521)        --    9.940
------------------------------------------------------------------------------
 1995(d)         9.540      .254          .025       (.259)        --    9.560
------------------------------------------------------------------------------
 CLASS C
 (9/94)
 1997(g)         9.890      .223         (.177)      (.216)        --    9.720
------------------------------------------------------------------------------
 1996            9.510      .437          .392       (.449)        --    9.890
------------------------------------------------------------------------------
 1995(d)         9.280      .188          .254       (.212)        --    9.510
------------------------------------------------------------------------------
 CLASS R
 (12/86)
 1997(g)         9.910      .267         (.173)       (.264)       --    9.740
------------------------------------------------------------------------------
 1996            9.540      .537          .378        (.545)       --    9.910
------------------------------------------------------------------------------
 1995            9.940      .541         (.403)       (.538)       --    9.540
------------------------------------------------------------------------------
 1994            9.910      .543          .038        (.541)    (.010)   9.940
------------------------------------------------------------------------------
 1993            9.210      .563          .704        (.563)    (.004)   9.910
------------------------------------------------------------------------------
 1992(e)         9.130      .146          .077        (.143)       --    9.210
------------------------------------------------------------------------------
 1991(f)         8.760      .577          .375        (.582)       --    9.130
------------------------------------------------------------------------------
 1990(f)         8.900      .587        (.144)        (.583)       --    8.760
------------------------------------------------------------------------------
 1989(f)         8.600      .587          .300        (.587)       --    8.900
------------------------------------------------------------------------------
 1988(f)         8.250      .581          .350        (.581)       --    8.600
------------------------------------------------------------------------------
 1987(d)(f)      9.600      .577        (1.350)       (.577)       --    8.250
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                   Ratio of Net
                       Ratio of     Investment
             Ending   Expenses to   Income to     Portfolio
   Total   Net Assets Average Net    Average      Turnover
 Return(b) (millions)  Assets(c)  Net Assets(c)     Rate
 -------------------- --------------------------  ---------
     .85%     $5.6       1.00%+         5.20%+         3%
------------------------------------------------------------------------------
    9.62       4.3       1.00            5.21          6
------------------------------------------------------------------------------
    3.05       1.1       1.00+           5.75+        17
------------------------------------------------------------------------------
     .49        .8       1.75+           4.45+         3
------------------------------------------------------------------------------
    8.87        .6       1.75            4.45          6
------------------------------------------------------------------------------
    4.86        .1       1.75+           5.11+        17
------------------------------------------------------------------------------
     .98      74.5        .75+           5.45+         3
------------------------------------------------------------------------------
    9.80      76.8        .75            5.49          6
------------------------------------------------------------------------------
    1.64      71.6        .75            5.77         17
------------------------------------------------------------------------------
    5.96      71.9        .75            5.38          3
------------------------------------------------------------------------------
   14.21      53.2        .75            5.91          5
------------------------------------------------------------------------------
    2.44      34.5        .71+           6.31+         5
------------------------------------------------------------------------------
   11.19      31.2        .75            6.39         19
------------------------------------------------------------------------------
    5.21      20.8        .75            6.68         23
------------------------------------------------------------------------------
   10.62      15.5        .75            6.64         31
------------------------------------------------------------------------------
   11.56       9.5        .75            6.74         55
------------------------------------------------------------------------------
   (8.19)      5.7        .37+           6.47+        34
------------------------------------------------------------------------------

+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory, if applicable.
(d)  From commencement of class operations as noted.
(e)  For the three months ending February 29.
(f)  For the year ending November 30.
(g)  For the six months ending August 31, 1996.

------------------------------------------------------------------------------
NOTES:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)  CDSC declines to 0% at the end of six years.

(3)  Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operation expenses on Class A from 1.00% to 0.95% and on Class C from 1.75% to 1.50%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

----------------------------------------------------------------------------
PAGE-3

--------------------------------------------------------------------------------

Nuveen Massachusetts Insured Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:  December 22, 1986
NET ASSETS: $64.4 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.58%             4.98%             4.23%             4.12%             5.23%
5 YEARS          6.00%             6.89%             6.18%             6.11%             7.19%
INCEPTION        6.01%             6.47%             5.86%             5.76%             6.76%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)


[GRAPH APPEARS HERE]

Average Maturity                 18.54
Average Modified Duration         6.20

--------------------------------------------------------------------------------

CREDIT QUALITY

[PIE CHART APPEARS HERE]

AA         (1%)
A          (3%)
AAA       (96%)

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Escrowed Bonds                   (20%)
Health Care Facilities           (17%)
Educational Facilities           (16%)

Electric Utilities                (3%)
Other                             (5%)
General Obligation Bonds         (39%)

                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)

(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.55%   0.55%   0.55%   0.55%

12B-1 FEES        0.20%   0.95%   0.75%    --

OTHER             0.23%   0.23%   0.23%   0.23%
------------------------------------------------
  TOTAL (GROSS)   0.98%   1.73%   1.53%   0.78%
WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------
  TOTAL (NET)     0.98%   1.73%   1.53%   0.78%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 52    $ 57    $ 16     $ 8

3 YEARS    $ 72    $ 86    $ 48     $25

5 YEARS    $ 94    $105    $ 83     $43

10 YEARS   $157    $184    $182     $97


 Information as of 11/30/96         See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (e)          $10.490   $.261        $(.243)      $(.258)    $  --     $10.250
---------------------------------------------------------------------------------------------
 1996               10.060    .512          .433        (.515)       --      10.490
---------------------------------------------------------------------------------------------
 1995 (d)           10.030    .249          .039        (.258)       --      10.060
---------------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)           10.470    .223         (.254)       (.219)       --      10.220
---------------------------------------------------------------------------------------------
 1996               10.040    .434          .435        (.439)       --      10.470
---------------------------------------------------------------------------------------------
 1995 (d)            9.910    .202          .137        (.209)       --      10.040
---------------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)           10.500    .270         (.250)       (.270)       --      10.250
---------------------------------------------------------------------------------------------
 1996               10.060    .538          .445        (.543)       --      10.500
---------------------------------------------------------------------------------------------
 1995               10.450    .545         (.386)       (.549)       --      10.060
---------------------------------------------------------------------------------------------
 1994               10.440    .537          --          (.527)       --      10.450
---------------------------------------------------------------------------------------------
 1993                9.650    .551          .784        (.545)       --      10.440
---------------------------------------------------------------------------------------------
 1992                9.360    .570          .301        (.581)       --       9.650
---------------------------------------------------------------------------------------------
 1991                9.140    .568          .219        (.567)       --       9.360
---------------------------------------------------------------------------------------------
 1990                8.960    .571          .178        (.569)       --       9.140
---------------------------------------------------------------------------------------------
 1989                9.030    .576         (.070)       (.576)       --       8.960
---------------------------------------------------------------------------------------------
 1988                9.540    .582         (.510)       (.582)       --       9.030
---------------------------------------------------------------------------------------------
 1987 (d)            9.600    .131         (.060)       (.131)       --       9.540
---------------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                    Ratio of Net
                                          Ratio of   Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997 (e)            .20%    $ 6.4      1.03%+      4.99%+         1%
---------------------------------------------------------------------------------------------
 1996               9.59       5.3      1.07        4.94           1
---------------------------------------------------------------------------------------------
 1995 (d)           2.99       2.0      1.15+       5.34+         10
---------------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (e)           (.28)       .8      1.78+       4.25+          1
---------------------------------------------------------------------------------------------
 1996               8.80        .7      1.81        4.20           1
---------------------------------------------------------------------------------------------
 1995 (d)           3.52        .3      1.90+       4.58+         10
---------------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (e)            .22      57.2       .78+       5.24+          1
---------------------------------------------------------------------------------------------
 1996               9.99      60.1       .81        5.21           1
---------------------------------------------------------------------------------------------
 1995               1.77      57.1       .79        5.54          10
---------------------------------------------------------------------------------------------
 1994               5.22      58.3       .84        5.09           3
---------------------------------------------------------------------------------------------
 1993              14.28      47.1       .86        5.47           2
---------------------------------------------------------------------------------------------
 1992               9.57      28.2       .72        5.93           5
---------------------------------------------------------------------------------------------
 1991               8.95      15.6       .85        6.19           6
---------------------------------------------------------------------------------------------
 1990               8.52       8.6       .97        6.17          15
---------------------------------------------------------------------------------------------
 1989               5.84       5.4       .97        6.44          41
---------------------------------------------------------------------------------------------
 1988               1.14       4.9       .59        6.53          42
---------------------------------------------------------------------------------------------
 1987 (d)            .75       2.3        --        5.82+         --
---------------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.03% to 0.98% and on Class C from 1.78% to 1.53%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Nuveen Flagship Connecticut Municipal Bond Fund


                          PERFORMANCE INFORMATION

INCEPTION:  July 13, 1987

NET ASSETS: $216.6 million
--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.31%             5.76%             5.18%             5.18%             5.76%
5 YEARS          6.50%             7.42%             6.80%             6.80%             7.42%
INCEPTION        7.01%             7.50%             6.97%             6.89%             7.50%

Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

[GRAPH APPEARS HERE]

Average Maturity                19.60
Average Modified Duration        7.20

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE]

AAA                (46%)
AA                 (17%)
A                  (25%)
BBB                (11%)
NR                  (1%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Health Care                    (20%)
Education                      (15%)
Resource Recovery              (14%)
Hospitals                      (13%)
Non-State General Obligations   (8%)
Other                          (30%)


                            EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.54%                0.54%                0.54%                0.54%
12B-1 FEES             0.20%                0.95%                0.75%                  --
OTHER                  0.12%                0.12%                0.12%                0.12%
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)        0.86%                1.61%                1.41%                0.66%
WAIVERS/
REIMBURSEMENTS         (0.19%)              (0.19%)              (0.19%)              (0.19%)
---------------------------------------------------------------------------------------------
  TOTAL (NET)          0.67%                1.42%                1.22%                0.47%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 54                  $ 12                   $ 5
3 YEARS                 $ 63                  $ 77                  $ 39                   $15
5 YEARS                 $ 78                  $ 89                  $ 67                   $26
10 YEARS                $122                  $150                  $148                   $59


 Information as of 11/30/96          See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

----------------  -------------------------------------------------------------------------------
CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
(INCEPTION DATE)
                                        Net Realized                       Distribu-
                                        and Unreal-         Dividends        tions
                  Beginning    Net       ized Gain           from Net        from        Ending
  Year Ending     Net Asset Investment  (Loss) From         Investment      Capital     Net Asset
    May 31,         Value   Income(c)  Investments(a)         Income         Gains        Value
-------------------------------------------------------------------------------------------------
CLASS A (7/87)
1997 (d)           $10.23      $.28        $ .34              $(.28)         $  --       $10.57
-------------------------------------------------------------------------------------------------
1996                10.38       .57         (.14)              (.58)            --        10.23
-------------------------------------------------------------------------------------------------
1995                10.17       .58          .22               (.59)            --        10.38
-------------------------------------------------------------------------------------------------
1994                10.66       .59         (.39)              (.60)          (.09)       10.17
-------------------------------------------------------------------------------------------------
1993                10.05       .61          .61               (.61)            --        10.66
-------------------------------------------------------------------------------------------------
1992                 9.84       .63          .21               (.63)            --        10.05
-------------------------------------------------------------------------------------------------
1991                 9.64       .63          .20               (.63)            --         9.84
-------------------------------------------------------------------------------------------------
1990                 9.78       .63         (.13)              (.63)          (.01)        9.64
-------------------------------------------------------------------------------------------------
1989                 9.25       .63          .55               (.64)          (.01)        9.78
-------------------------------------------------------------------------------------------------
1988 (e)             9.58       .54         (.31)              (.56)            --         9.25
-------------------------------------------------------------------------------------------------
CLASS C (10/93)
1997 (d)            10.22       .25          .34               (.25)            --        10.56
-------------------------------------------------------------------------------------------------
1996                10.36       .52         (.14)              (.52)            --        10.22
-------------------------------------------------------------------------------------------------
1995                10.16       .53          .20               (.53)            --        10.36
-------------------------------------------------------------------------------------------------
1994 (e)            11.06       .33         (.84)              (.33)          (.06)       10.16
-------------------------------------------------------------------------------------------------
----------------- --------------------------------------------------------
CLASS             RATIOS/SUPPLEMENTAL DATA:
(INCEPTION DATE)
                                                   Ratio of Net
                                        Ratio of    Investment
                              Ending   Expenses to   Income to   Portfolio
  Year Ending       Total   Net Assets Average Net    Average    Turnover
    May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
-------------------------------------------------------------------------------------------------
CLASS A (7/87)
1997 (d)           12.26%+    $209.9       .82%+      5.37%+        18%
-------------------------------------------------------------------------------------------------
1996                4.18       202.2      0.74        5.52          24
-------------------------------------------------------------------------------------------------
1995                8.21       203.2      0.73        5.84          25
-------------------------------------------------------------------------------------------------
1994                1.70       202.6      0.65        5.52          30
-------------------------------------------------------------------------------------------------
1993               12.48       184.7      0.66        5.88          19
-------------------------------------------------------------------------------------------------
1992                8.81       141.2      0.65        6.30          18
-------------------------------------------------------------------------------------------------
1991                8.97       103.6      0.67        6.49          18
-------------------------------------------------------------------------------------------------
1990                5.34        73.0      0.60        6.55          30
-------------------------------------------------------------------------------------------------
1989               13.36        49.0      0.70        6.62          32
-------------------------------------------------------------------------------------------------
1988 (e)            3.09        25.6      0.54        6.54          70
-------------------------------------------------------------------------------------------------
CLASS C (10/93)
1997 (d)           11.70+        6.7      1.37  +     4.84  +       18
-------------------------------------------------------------------------------------------------
1996                3.71         7.2      1.29        4.96          24
-------------------------------------------------------------------------------------------------
1995                7.53         5.5      1.28        5.27          25
-------------------------------------------------------------------------------------------------
1994 (e)           (6.48)        4.4      1.22        4.77          30
-------------------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d) For the six months ending November 30, 1996.
(e) From commencement of class operations as noted.

--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.87% to 0.67% and on Class C from 1.42% to 1.22%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
-------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The Massachusetts Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the Massachusetts Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the Massachusetts Insured Fund will invest at least 80% of its net assets in investment-grade quality bonds from its particular state. The Massachusetts Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securi-ties to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. Each of the funds described in this prospectus are long-term funds and maintain a weighted average portfolio maturity of 15 to 30 years. See "Defen-sive Investment Strategies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the Massachusetts Insured Fund. Insured municipal bonds are covered either by individual insurance poli-cies (obtained either at time of issue or subsequently) or under a master port-folio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.


--------------------------------------------------------------------------------

Insurers currently used include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may change insurers, but will only use insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's and S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the funds generally are subject to greater share price fluctuations due to these changes than the other funds described in this prospectus, which are diversified funds. In pursuing its value-oriented strategy, each fund may also invest a portion of its investment portfolio in municipal bonds of U.S. terri-tories (such as Puerto Rico and Guam) which are exempt from regular, federal, state and local income taxes. See the appendix and the statement of additional information for further information.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "The Distributor." Your financial adviser can explain each option and help you determine which is most appro-priate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                       AUTHORIZED DEALER
                                 SALES CHARGE                             COMMISSION
                           -------------------------------------       -----------------
                           AS % OF                                          AS % OF
                            PUBLIC               AS % OF                    PUBLIC
                           OFFERING              YOUR NET                  OFFERING
  PURCHASE AMOUNT            PRICE              INVESTMENT                   PRICE
----------------------------------------------------------------------------------------
      Up to $50,000          4.20%                 4.38%                     3.70%
    $50,000-100,000          4.00                  4.18                      3.50
   $100,000-250,000          3.50                  3.63                      3.00
   $250,000-500,000          2.50                  2.56                      2.00
 $500,000-1,000,000          2.00                  2.04                      1.50
$1,000,000 and over           --                    --                        --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions
                 Sales Charge Waivers


 . Rights of Accumulation
                 . Unit Trust Reinvestment


 . Letter of Intent (LOI)
                 . Purchases using Redemptions from Unrelated Funds


 . Group Purchase . Fee-Based Programs

                 . Bank Trust Departments

                 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

--------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.



--------------------------------------------------------------------------------

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares, the fund will first redeem any shares that are not subject to a CDSC and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains, or shares you buy through an exchange from another Nuveen mutual fund or money market fund. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the state-ment of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

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OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account applica-tion. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.



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One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

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THE POWER OF SYSTEMATIC INVESTING


The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             [GRAPH APPEARS HERE]

                               Account Values For Total Returns of
                 Amount        -----------------------------------
Year             Invested      4.00%           5.00%       6.00%
------------------------------------------------------------------
 0               $ 2,874       $ 2,874         $ 2,874     $ 2,874
 5                 8,622         9,861          10,203      10,561
10                14,370        18,391          19,610      20,929
15                20,118        28,807          31,681      34,913
20                25,866        41,525          47,173      53,779

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


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 DIVIDENDS AND TAXES


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HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is added to the fund's share price; similarly, distributions from previously undistributed net income are deducted from the fund's share price. This dividend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

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TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alter-native minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt divi-dend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income,


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diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.
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TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:
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TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                      TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%               6.00%
--------        ------------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%               7.64%               8.33%
 31.0%           5.80%               6.52%               7.25%               7.97%               8.70%
 36.0%           6.25%               7.03%               7.81%               8.59%               9.37%
 39.6%           6.62%               7.45%               8.28%               9.11%               9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

GENERAL INFORMATION

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HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.
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FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc.

--------------------------------------------------------------------------------

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the New York Fund, the New Jersey Fund (through July 31, 1997) and the New York Insured Fund do not exceed 0.75%, 0.75% and 0.975%, respectively, of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Stephen S. Peterson is an Assistant Vice President of Nuveen Advisory and the portfolio manager for the Massachusetts Fund and the Massachusetts Insured Fund. Mr. Peterson has managed the funds since May 1993 and joined Nuveen Advisory in October 1991. Richard Huber is the portfolio manager for the Connecticut Fund. Mr. Huber has managed the fund since 19xx and since 1995 had been a Vice President of Flagship Financial Inc., the fund's prior investment adviser, until becoming an employee of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in December 1996.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and retains the first year's service and distribution fees on sales of Class C shares. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

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HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

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HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a municipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of two or more funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.


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 APPENDIX


--------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering state-ments of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further informa-tion.

MASSACHUSETTS

Massachusetts is experiencing an economic recovery based largely on growth in the services, trade, finance, insurance, real estate and construction indus-tries. Nonetheless, the state's economic growth is expected to lag behind the rest of the nation until the year 2000 due to restructuring in the computer, defense and health care sectors of the state's economy.

The state's unaudited general fund revenues for fiscal year 1995 were approxi-mately $16.4 billion against expenditures of $16.3 billion [Status of 1996 budget]. In February 1996, Massachusetts' unemployment rate was 5.0% and
average personal income was $     . The state's uninsured general obligation
bonds are rated A1 by Moody's and A+ by Standard and Poor's.

Tax Treatment:

The Massachusetts funds' regular monthly dividends will not be subject to Massachusetts personal income taxes to the extent they are paid out of income earned on Massachusetts municipal bonds or U.S. government securities. You will be subject to Massachusetts personal income, however, to the extent the Massa-chusetts Fund distributes any taxable income, or if you sell or exchange Massa-chusetts Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Massachusetts fund differs from that described above. Corporate shareholders should refer to the statement of additional information for more detail information.

CONNECTICUT

Connecticut's economy, historically based on the insurance, defense manufactur-ing, finance and real estate industries, is slowly recovering from one of the most severe recessions in the country, which was due in part to reductions in defense spending and the downsizing of the foregoing industries. The construc-tion, trade and service industries are expected to lead the state's economic recovery. Connecticut is the highest income state in the nation.

The state's unaudited general fund revenues for fiscal year 1995-96 were $
billion against expenditures of $     , adding to a cumulative general fund
deficit of $      million. [Status of the 1996-97 budget] The State's 1995
unemployment rate was    % and average personal income was $     . While the
state's per capital personal income levels are 135% of the national average, the state's ratio of tax-supported debt to personal income is among the highest in the nation. These high debts are expect to limit the state's financial flex-ibility. The state's general obligation bonds are rated Aa by Moody's and AA-by Standard and Poor's.

Tax Treatment:

Distributions from the Connecticut Fund that are attributable to interest on or gain from obligations issued by the State of Connecticut or its political subdivisions or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities which are exempt from state taxation under federal law will not be subject to the Connecticut personal income tax. All remaining distributions will be subject to the Connecticut personal income tax. Corporate shareholders subject to the Connecticut business corporation tax will be subject to tax on all Connecticut Fund distributions, regardless of source, but may be permitted a dividends received deduction for a portion of distributions received from the Connecticut Fund.

Gain from the sale, exchange, or redemption of Connecticut Fund shares will be subject to the Connecticut personal income tax and the Connecticut corporation business tax.


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                         Nuveen Family of Mutual Funds


           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.


           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin


                 Notes
                 1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
                 2. Long-term and long-term insured portfolios.
                 3. Long-term and intermediate-term portfolios.
                 4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

[LOGO OF NUVEEN]                                                    Prospectus





Municipal
Mutual
Funds
                                              [PHOTO OF COUPLE APPEARS HERE]
Income funds designed to provide
high tax-free income and preserve
capital through investments in
quality municipal bonds





California




February 1, 1997

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INVESTING IN NUVEEN MUTUAL FUNDS

For nearly 100 years, the Nuveen name has been synonymous with conservative, high-quality investments that stand the test of time -- investments designed for individuals who have reached a point in life when their investment portfo-lios provide the core of their financial security.

The hallmarks of Nuveen's investment philosophy are a belief in the importance of rigorous research as the basis for prudent investment decisions and a value-investing philosophy dedicated to uncovering investments with above-average return potential. More than 1.3 million investors who have entrusted their money to Nuveen have come to value this award-winning investment expertise.

Mutual funds provide investors the benefits of professional investment manage-ment, low-cost diversification and simplified record keeping. Nuveen offers a wide variety of mutual funds designed to meet the needs of investors seeking growth, current income and capital preservation. We have both insured and unin-sured municipal funds as well as limited-, intermediate- and long-term munic-ipal funds. Single-state municipal funds are exempt from state and, in some cases, local income taxes, where applicable (see back page for complete list).

Whether you invest through mutual funds, exchange-traded funds, unit trusts or individually-managed accounts, Nuveen offers a wide array of investments to suit your financial objectives and risk tolerance.

To learn more about how Nuveen can help you achieve your financial objectives, consult your financial adviser or call (800) 621-7227.

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PROSPECTUS

Nuveen California Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund

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OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     6
  How the Funds Select Investments         6
  Risk Reduction Strategies                7
INVESTING IN THE FUNDS
  How to Buy Fund Shares                   7
  How to Select a Purchase Option          8
  How to Sell Fund Shares                  9
  Optional Features and Services          10
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             11
  Taxes and Tax Reporting                 11
  Taxable Equivalent Yields               12
GENERAL INFORMATION
  How to Contact Nuveen                   12
  Fund Service Providers                  12
  How the Funds Report Performance        13
  How Fund Shares are Priced              13
APPENDIX
  Special State Considerations            13

                                                                FEBRUARY 1, 1997


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Nuveen California Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:  July 1, 1986

NET ASSETS: $228.0 million

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TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.80%             6.26%             5.64%             5.47%             6.65%
5 YEARS          5.62%             6.51%             5.86%             5.79%             6.86%
10 YEARS         6.42%             6.86%             6.27%             6.23%             7.18%
INCEPTION        6.63%             7.08%             6.49%             6.44%             7.38%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
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MATURITY (YEARS)

Average Maturity      20.97
Average Modified
Duration               8.17


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CREDIT QUALITY

AA       20%
A        21
BBB       4
BB        2
AAA      50
NR        3
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INDUSTRY DIVERSIFICATION (TOP 5)

Educational Facilities           15%
Housing Facilities               14
Lease Rental Facilities          14
Escrowed Bonds                   10
Other                            31
Health Care Facilities           16

                                EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

(Maximum, as % of Offering Price)

TRANSACTION EXPENSE                                     CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --
-------------------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)

(Annual, as % of Average Net Assets)

FUND EXPENSE           CLASS A CLASS B CLASS C CLASS R
------------------------------------------------------
MANAGEMENT FEES         0.55%   0.55%   0.55%   0.55%
12B-1 FEES              0.20%   0.95%   0.75%    --
OTHER                   0.15%   0.15%   0.15%   0.15%
------------------------------------------------------
  TOTAL (GROSS)         0.90%   1.65%   1.45%   0.70%
WAIVERS/
REIMBURSEMENTS           --      --      --      --
------------------------------------------------------
  TOTAL EXPENSES (NET)  0.90%   1.65%   1.45%   0.70%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 84                  $ 46                   $22
5 YEARS                 $ 90                  $101                  $ 79                   $39
10 YEARS                $148                  $175                  $174                   $87


 Information as of 8/31/96         See Notes on Next Page
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 February 28/29,   Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997(g)           $10.580   $.275      $(.238)        $(.267)    $  --     $10.350
-------------------------------------------------------------------------------------
 1996               10.100    .549        .473          (.542)       --      10.580
-------------------------------------------------------------------------------------
 1995(d)            10.210    .270       (.031)         (.275)     (.074)    10.100
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)            10.580    .237       (.239)         (.228)       --      10.350
-------------------------------------------------------------------------------------
 1996               10.100    .470        .474          (.464)       --      10.580
-------------------------------------------------------------------------------------
 1995(d)            10.040    .218        .139          (.223)     (.074)    10.100
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997(g)            10.600    .283       (.221)         (.282)       --      10.380
-------------------------------------------------------------------------------------
 1996               10.130    .575        .467          (.572)       --      10.600
-------------------------------------------------------------------------------------
 1995               10.740    .582       (.531)         (.587)     (.074)    10.130
-------------------------------------------------------------------------------------
 1994               10.850    .598       (.054)         (.596)     (.058)    10.740
-------------------------------------------------------------------------------------
 1993               10.140    .633        .707          (.626)     (.004)    10.850
-------------------------------------------------------------------------------------
 1992(e)             9.920    .429        .218          (.427)       --      10.140
-------------------------------------------------------------------------------------
 1991(f)             9.790    .639        .133          (.642)       --       9.920
-------------------------------------------------------------------------------------
 1990(f)             9.850    .641       (.058)         (.643)       --       9.790
-------------------------------------------------------------------------------------
 1989(f)             9.240    .649        .610          (.649)       --       9.850
-------------------------------------------------------------------------------------
 1988(f)             9.280    .647       (.040)         (.647)       --       9.240
-------------------------------------------------------------------------------------
 1987(f)             9.600    .652       (.320)         (.652)       --       9.280
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 February 28/29,   Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (9/94)
 1997(g)             .38%    $   16,953  .95%+      5.17%+        31%
-------------------------------------------------------------------------------------
 1996              10.36         12,709  .96        5.27          36
-------------------------------------------------------------------------------------
 1995(d)            2.52          3,146 1.00+       5.81+         32
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)             --             723 1.70+       4.43+         31
-------------------------------------------------------------------------------------
 1996               9.53            684 1.71        4.52          36
-------------------------------------------------------------------------------------
 1995(d)            3.71            200 1.75+       5.03+         32
-------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997(g)             .62        210,362  .70+       5.43+         31
-------------------------------------------------------------------------------------
 1996              10.54        216,390  .71        5.53          36
-------------------------------------------------------------------------------------
 1995                .78        208,080  .71        5.83          32
-------------------------------------------------------------------------------------
 1994               5.08        218,430  .73        5.47          19
-------------------------------------------------------------------------------------
 1993              13.66        183,215  .71        6.05            5
-------------------------------------------------------------------------------------
 1992(e)            6.61        133,377  .67+       6.30+         --
-------------------------------------------------------------------------------------
 1991(f)            8.16        107,508  .69        6.48          15
-------------------------------------------------------------------------------------
 1990(f)            6.14         78,704  .69        6.51            8
-------------------------------------------------------------------------------------
 1989(f)           14.12         52,048  .75        6.79          22
-------------------------------------------------------------------------------------
 1988(f)            6.87         29,640  .70        7.09          48
-------------------------------------------------------------------------------------
 1987(f)            3.28         19,094  .18        6.62          17
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by
    Nuveen Advisory, if applicable.
(d) From commencement of class operations as noted.
(e) For the eight months ending February 29.
(f) For the year ending June 30.
(g) For the six months ending August 31, 1996.

-------------------------------------------------------------------------------
NOTES:
(1)Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.
   (2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

PAGE-3------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Nuveen California Insured Municipal Bond Fund

                  PERFORMANCE INFORMATION (AS OF 8/31/96)

INCEPTION:  July 1, 1986

NET ASSETS: $220.8 million


--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.73%             6.19%             5.44%             5.41%             6.45%
5 YEARS          6.11%             7.01%             6.25%             6.12%             7.26%
10 YEARS         6.37%             6.82%             6.22%             6.10%             7.08%
INCEPTION        6.52%             6.96%             6.37%             6.23%             7.22%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

                             [GRAPH APPEARS HERE]
Average Maturity  22.95
Average Modified Duration  7.97
--------------------------------------------------------------------------------

CREDIT QUALITY

                           [PIE CHART APPEARS HERE]
Insured (95%)
Escrowed (5%)
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]
Escrowed Bonds (17%)
Lease Rental Facilities (16%)
Health Care Facilities (15%)
Housing Facilities (10%)
Water/Sewer Facilities (9%)
Other (33%)


                    EXPENSE INFORMATION (AS OF 8/31/96)

SHAREHOLDER
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --
-------------------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                         CLASS A               CLASS B               CLASS C               CLASS R
--------------------------------------------------------------------------------------------------
MANAGEMENT FEES           0.55%                 0.55%                 0.55%                 0.55%
12B-1 FEE                 0.20%                 0.95%                 0.75%                 --
OTHER                     0.15%                 0.15%                 0.15%                 0.15%
--------------------------------------------------------------------------------------------------
  TOTAL (GROSS)           0.90%                 1.65%                 1.45%                 0.70%
WAIVERS/
REIMBURSEMENTS             --                    --                    --                    --
--------------------------------------------------------------------------------------------------
  TOTAL (NET)             0.90%                 1.65%                 1.45%                 0.70%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

 HOLDING
  PERIOD           CLASS A                 CLASS B                 CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
 1 YEAR             $ 51                    $ 56                    $ 15                     $ 7
 3 YEARS            $ 69                    $ 84                    $ 46                     $22
 5 YEARS            $ 90                    $101                    $ 79                     $39
 10 YEARS           $148                    $175                    $174                     $87
--------------------------------------------------------------------------------------------------



 Information as of 8/31/96      See Notes on Next Page z
--------------------------------------------------------------------------------
                                                                          PAGE 4

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.
--------- ---------------------------------- ----------------------------------

 CLASS            INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
  Year Ending     Beginning    Net       ized Gain     from Net    from     Ending
    February      Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     28/29,         Value   Income(c)  Investments(a)   Income     Gains     Value
 --------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (g)          $10.760    $.271        $(.267)     $(.264)    $  --     $10.500
------------------------------------------------------------------------------------
 1996               10.250     .530          .505       (.525)       --      10.760
------------------------------------------------------------------------------------
 1995 (d)           10.220     .255          .068       (.265)     (.028)    10.250
------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)           10.670     .223         (.251)      (.222)       --      10.420
------------------------------------------------------------------------------------
 1996               10.150     .448          .516       (.444)       --      10.670
------------------------------------------------------------------------------------
 1995 (d)           10.060     .210          .123       (.215)     (.028)    10.150
------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997 (g)           10.740     .278         (.262)      (.276)       --      10.480
------------------------------------------------------------------------------------
 1996               10.230     .556          .507       (.553)       --      10.740
------------------------------------------------------------------------------------
 1995               10.670     .559         (.412)      (.559)     (.028)    10.230
------------------------------------------------------------------------------------
 1994               10.850     .560         (.101)      (.556)     (.083)    10.670
------------------------------------------------------------------------------------
 1993               10.010     .584          .871       (.579)     (.036)    10.850
------------------------------------------------------------------------------------
 1992 (e)            9.650     .401          .360       (.401)       --      10.010
------------------------------------------------------------------------------------
 1991 (f)            9.480     .600          .176       (.606)       --       9.650
------------------------------------------------------------------------------------
 1990 (f)            9.630     .608         (.151)      (.607)       --       9.480
------------------------------------------------------------------------------------
 1989 (f)            9.020     .607          .610       (.607)       --       9.630
------------------------------------------------------------------------------------
 1988 (f)            8.980     .600          .040       (.600)       --       9.020
------------------------------------------------------------------------------------
 1987 (f)            9.600     .630         (.620)      (.630)       --       8.980
------------------------------------------------------------------------------------
 CLASS            RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                        Ratio of Net
                                            Ratio of     Investment
  Year Ending                   Ending     Expenses to   Income to    Portfolio
    February        Total     Net Assets   Average Net    Average     Turnover
     28/29,       Return(b) (in thousands)  Assets(c)   Net Assets(c)   Rate
----------------- --------- -------------- ----------- -------------- ---------
 CLASS A (9/94)
 1997 (g)             .07%     $ 22,728       .95%+        5.02%+        26%
------------------------------------------------------------------------------------
 1996               10.32        17,250       .97          5.00          38
------------------------------------------------------------------------------------
 1995 (d)            3.33         4,753      1.05+         5.45+         25
------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)            (.24)          936      1.70+         4.28+         26
------------------------------------------------------------------------------------
 1996                9.67         1,040      1.71          4.26          38
------------------------------------------------------------------------------------
 1995 (d)            3.45           222      1.80+         4.69+         25
------------------------------------------------------------------------------------
 CLASS R (7/86)
 1997 (g)             .18       197,102      0.70+         5.28+         26
------------------------------------------------------------------------------------
 1996               10.63       205,642      0.70          5.29          38
------------------------------------------------------------------------------------
 1995                1.68       198,928      0.70          5.60          25
------------------------------------------------------------------------------------
 1994                4.27       208,115      0.71          5.12          14
------------------------------------------------------------------------------------
 1993               15.05       168,852      0.75          5.72           9
------------------------------------------------------------------------------------
 1992 (e)            7.99       100,933      0.64+         5.97+          7
------------------------------------------------------------------------------------
 1991 (f)            8.43        74,551      0.68          6.26          29
------------------------------------------------------------------------------------
 1990 (f)            4.93        50,625      0.70          6.36          13
------------------------------------------------------------------------------------
 1989 (f)           13.97        35,032      0.82          6.52          23
------------------------------------------------------------------------------------
 1988 (f)            7.44        22,394      0.82          6.77          31
------------------------------------------------------------------------------------
 1987 (f)            (.13)       16,192      0.17          6.48           4
------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory, if applicable.
(d) From commencement of class operations as noted.
(e) For the three months ending February 29.
(f) For the year ending June 30.
(g) For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1)Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
--------------------------------------------------------------------------------
                                                                         PAGE 5

 FUND STRATEGIES


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

-------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alterna-tive minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The California Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the California Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the California Insured Fund will invest at least 80% of its net assets in investment-grade quality bonds in the state. The California Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the ratings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. Each of the funds described in this prospectus are long-term funds and maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the California Insured Municipal Bond Fund. Insured municipal bonds are covered either by individual insurance policies (obtained either at time of issue or subsequently) or under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

Insurers currently used include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may change insurers, but will only use insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's and S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


-------------------------------------------------------------------------------

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio. In pursuing its value-oriented strat-egy, each fund may also invest a portion of its investment portfolio in munic-ipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular, federal, state and local income taxes. See the appendix and the statement of additional information for further information.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "The Distributor." Your financial adviser can explain each option and help you determine which is most appro-priate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

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CLASS A SALES CHARGES AND COMMISSIONS

                                                                       AUTHORIZED DEALER
                                 SALES CHARGE                             COMMISSION
                           -------------------------------------       -----------------
                           AS % OF                                          AS % OF
                            PUBLIC               AS % OF                    PUBLIC
                           OFFERING              YOUR NET                  OFFERING
  PURCHASE AMOUNT           PRICE               INVESTMENT                   PRICE
----------------------------------------------------------------------------------------
      Up to $50,000          4.20%                 4.38%                     3.70%
    $50,000-100,000          4.00                  4.18                      3.50
   $100,000-250,000          3.50                  3.63                      3.00
   $250,000-500,000          2.50                  2.56                      2.00
 $500,000-1,000,000          2.00                  2.04                      1.50
$1,000,000 and over           --                    --                        --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.


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OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions

 . Rights of Accumulation

 . Letter of Intent (LOI)

 . Group Purchase

Sales Charge Waivers

 . Unit Trust Reinvestment

 . Purchases using Redemptions from Unrelated Funds

 . Fee-Based Programs

 . Bank Trust Departments

 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

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CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

              DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

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HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

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SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares, the fund will first redeem any shares that are not subject to a CDSC and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains, or shares you buy through an exchange from another Nuveen mutual fund or money market fund. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the state-ment of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within California. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.


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OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account applica-tion. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

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THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             [CHART APPEARS HERE]

                    Account Values For Total Returns of
         Amount     -----------------------------------
Year    Invested        4.00%      5.00%      6.00%
----------------    -----------------------------------
   0     $ 2,874      $ 2,874    $ 2,874    $ 2,874
   5       8,622        9,861     10,203     10,561
  10      14,370       18,391     19,610     20,929
  15      20,118       28,807     31,681     34,913
  20      25,866       41,525     47,173     53,779

[_]  Compounded  6%
[_]  Compounded  5%
[_]  Compounded  4%
[_]  Invested principal

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exer-cising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account applica-tion. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


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 DIVIDENDS AND TAXES


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HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is added to the fund's share price; similarly, distributions from previously undistributed net income are deducted from the fund's share price. This dividend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

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TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alter-native minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt divi-dend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.


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OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

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TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

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TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
--------------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

 GENERAL INFORMATION

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HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

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FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc.


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For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

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MANAGEMENT FEES

AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the California Fund (through July 31, 1997) and the California Insured Fund do not exceed 0.75% and 0.975%, respectively, of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Steven J. Krupa is the portfolio manager for the California Fund and the Cali-
fornia Insured Fund. Mr. Krupa has managed the funds since "            " and
joined Nuveen Advisory in "            ".

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and retains the first year's service and distribution fees on sales of Class C shares. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

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HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

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HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a municipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of two or more funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.


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 APPENDIX


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SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in the state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

CALIFORNIA

California's economy, the largest in the nation, is undergoing a slow, steady growth following a recession from mid-1990 to late 1993 in which the construc-tion, manufacturing and financial services industries were adversely affected, job losses were severe, and substantial, broad-based revenue shortfalls affected both the state and local governments. The state's 1995 unemployment
rate was   % and average personal income was $      . California's general
obligation bonds are rated A1 by Moody's and A by Standard and Poor's.

The taxing authority of California's governmental entities is limited due to the adoption of "Proposition 13" and other amendments to the California Consti-tution. Proposition 13, adopted by voters in 1978, limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Because the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition, the amount of tax on simi-larly situated properties varies widely. The state and local governments are also subject to annual "appropriations limits" imposed by Article XIIIB of the California Constitution, which limits the state and local governments from spending the proceeds of tax revenues, regulatory licenses, user charges or other fees beyond imposed appropriations limits which are adjusted annually to reflect changes in cost of living and population. Revenues in excess of the limitations are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions; the state must refund 50% of any excess, with the other 50% paid to schools and community colleges. A 1986 initiative statute called "Proposition 62" requires either a majority or 2/3 voter approval for any increase in general or special taxes. Court decisions had struck down most of Proposition 62, but the California Supreme Court upheld its constitutionality in September 1995. Many aspects of the decision, such as whether it applies retroactively, remain unclear, but its future effect will be to further limit the fiscal flexibility of many local governments. The complex and ambiguous nature of the foregoing limitations makes it impossible to fully determine their impact on California Municipal Obligations or the ability of the state and local governments to pay debt service on California Municipal Obligations.

California ended its 1995-96 fiscal year with a surplus of approximately
$       , reducing the accumulated budget deficit to approximately $      mil-
lion. As a result of the improved revenues, the state's cash position has substantially recovered. Only $2 billion of cash flow borrowing was needed during 1995-96, and only about $3 billion is projected for 1996-97, with no external borrowing over the end of the fiscal year. The Governor's proposed budget for 1996-97 projects $47.1 billion of revenues and transfers, and $46.5 billion of expenditures, resulting in a budget reserve at June 30, 1997 of about $500 million. A number of issues related to the 1996-97 budget still have to be resolved, including the Governor's tax reduction proposals and his proposals for future health and welfare cuts.

California's finances have improved since 1994 after its significant financial difficulties reduced its credit standing in the early 1990's. However, should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Tax Treatment.

II. CALIFORNIA

A. DRAFT TAX DISCLOSURE (PROSPECTUS)

The California funds' regular monthly dividends will not be subject to Cali-fornia personal income taxes to the extent they are paid out of income earned on California municipal obligations or U.S. government securities. You will be subject to California personal income taxes, however, to the extent the Cali-fornia fund distributes any taxable income or realized capital gains, or if you sell or exchange California fund shares and realize capital gain on the trans-action.

The treatment of corporate shareholders of the California fund differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information.

B. DRAFT TAX DISCLOSURE (STATEMENT OF ADDITIONAL INFORMATION)

The following is a general, abbreviated summary of certain provisions of the applicable California tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the California Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to California Fund transactions.

The following is based on the assumptions that the California Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause California Fund distibutions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the California Fund's shareholders.

The California Fund will not be subject to the California corporate franchise tax. The California Fund will be subject to the California corporate income tax only if it has a


--------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri

           California/2/                  New Jersey/3/
           Colorado                       New Mexico

           Connecticut                    New York/2/

           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania

           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia

           Massachusetts/2/               Wisconsin

                 Notes

                 1. Long-term, long-term insured, intermediate-term and limited-term portfolios.

                 2. Long-term and long-term insured portfolios.

                 3. Long-term and intermediate-term portfolios.

                 4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

[LOGO OF NUVEEN]                                                    Prospectus





Municipal

Mutual

Funds
                                              [PHOTO OF COUPLE APPEARS HERE]
Income funds designed to provide
high tax-free income and preserve
capital through investments in
quality municipal bonds





New York
New Jersey





February 1, 1997

--------------------------------------------------------------------------------
INVESTING IN NUVEEN MUTUAL FUNDS

For nearly 100 years, the Nuveen name has been synonymous with conservative, high-quality investments that stand the test of time -- investments designed for individuals who have reached a point in life when their investment portfo-lios provide the core of their financial security.

The hallmarks of Nuveen's investment philosophy are a belief in the importance of rigorous research as the basis for prudent investment decisions and a value-investing philosophy dedicated to uncovering investments with above-average return potential. More than 1.3 million investors who have entrusted their money to Nuveen have come to value this award-winning investment expertise.


Mutual funds provide investors the benefits of professional investment manage-ment, low-cost diversification and simplified record keeping. Nuveen offers a wide variety of mutual funds designed to meet the needs of investors seeking growth, current income and capital preservation. We have both insured and unin-sured municipal funds as well as limited-, intermediate- and long-term munic-ipal funds. Single-state municipal funds are exempt from state and, in some cases, local income taxes, where applicable (see back page for complete list).

Whether you invest through mutual funds, exchange-traded funds, unit trusts or individually-managed accounts, Nuveen offers a wide array of investments to suit your financial objectives and risk tolerance.

To learn more about how Nuveen can help you achieve your financial objectives, consult your financial adviser or call (800) 621-7227.

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Flagship New York Municipal Bond Fund

Nuveen New York Insured Municipal Bond Fund

Nuveen Flagship New Jersey Municipal Bond Fund

Nuveen Flagship New Jersey Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------

OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust II, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1

FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2

FUND STRATEGIES
  Investment Objective                    10
  How the Funds Select Investments        10
  Risk Reduction Strategies               11

INVESTING IN THE FUNDS
  How to Buy Fund Shares                  11
  How to Select a Purchase Option         12
  How to Sell Fund Shares                 13
  Optional Features and Services          14

DIVIDENDS AND TAXES
  How the Funds Pay Dividends             15
  Taxes and Tax Reporting                 15
  Taxable Equivalent Yields               16

GENERAL INFORMATION
  How to Contact Nuveen                   16
  Fund Service Providers                  16
  How the Funds Report Performance        17
  How Fund Shares are Priced              17

APPENDIX
  Special State Considerations            18

                                                           FEBRUARY 1, 1997


--------------------------------------------------------------------------------

--------

--------------------------------------------------------------------------------

Nuveen Flagship New York Municipal Bond Fund

                           PERFORMANCE INFORMATION

INCEPTION:  December 22, 1986
NET ASSETS: $171.9 million

--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------

1 YEAR           1.26%             5.69%             4.98%             5.00%             5.98%

5 YEARS          6.42%             7.34%             6.65%             6.65%             7.67%

INCEPTION        6.72%             7.19%             6.61%             6.53%             7.50%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR GRAPH APPEARS HERE]

Average Maturity 21.92

Average Modified
Duration          7.95

--------------------------------------------------------------------------------

CREDIT QUALITY

[PIE CHART APPEARS HERE]

AAA  (14%)     BBB              (38%)
AA   (19%)     NR                (5%)
A    (21%)     Below Inv. Grade  (3%)
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Municipal Appropriation            Health Care        (8%)
Obligations             (25%)

Industrial Development             Non-State General
and Pollution Control   (13%)      Obligations        (7%)

Education                (9%)      Other             (38%)


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --

SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                         CLASS A CLASS B CLASS C CLASS R
--------------------------------------------------------
MANAGEMENT FEES           0.55%   0.55%   0.55%   0.55%

12B-1 FEES                0.20%   0.95%   0.75%    --

OTHER EXPENSES            0.16%   0.16%   0.16%   0.16%
--------------------------------------------------------

  TOTAL (GROSS)           0.91%   1.66%   1.46%   0.71%

WAIVERS/
REIMBURSEMENTS              --      --      --      --
--------------------------------------------------------
  TOTAL (NET)             0.91%   1.66%   1.46%   0.71%

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------

1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7

3 YEARS                 $ 70                  $ 84                  $ 46                   $23

5 YEARS                 $ 90                  $102                  $ 80                   $40

10 YEARS                $149                  $177                  $175                   $88

--------------------------------------------------------------------------------
Information as of 8/31/96             See Notes on Next Page

---------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-----------------  -------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
 Year Ending       Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------   --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997(g)            $10.610    $.282        $(.246)      $(.276)   $   --    $10.370
-------------------------------------------------------------------------------------
 1996                10.120     .555          .487        (.552)       --     10.610
-------------------------------------------------------------------------------------
 1995(d)             10.230     .277         (.067)       (.273)    (.047)    10.120
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)             10.640     .239         (.242)       (.237)       --     10.400
-------------------------------------------------------------------------------------
 1996                10.110     .478          .528        (.476)       --     10.640
-------------------------------------------------------------------------------------
 1995(d)             10.110     .231          .038        (.222)    (.047)    10.110
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(g)             10.640     .291         (.240)       (.291)       --     10.400
-------------------------------------------------------------------------------------
 1996                10.150     .582          .490        (.582)       --     10.640
-------------------------------------------------------------------------------------
 1995                10.720     .579         (.529)       (.573)    (.047)    10.150
-------------------------------------------------------------------------------------
 1994                10.610     .578           .161       (.580)    (.049)    10.720
-------------------------------------------------------------------------------------
 1993                 9.880     .603          .806        (.598)    (.081)    10.610
-------------------------------------------------------------------------------------
 1992(e)              9.820     .163          .053        (.156)       --      9.880
-------------------------------------------------------------------------------------
 1991(f)              9.380     .629          .441        (.630)       --      9.820
-------------------------------------------------------------------------------------
 1990(f)              9.560     .631         (.181)       (.630)       --      9.380
-------------------------------------------------------------------------------------
 1989(f)              9.180     .633          .380        (.633)       --      9.560
-------------------------------------------------------------------------------------
 1988(f)              8.760     .625          .420        (.625)       --      9.180
-------------------------------------------------------------------------------------
 1987(d)(f)           9.600     .612        (.840)        (.612)       --      8.760
-------------------------------------------------------------------------------------

-----------------  -------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
 Year Ending         Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
 ---------------   --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997(g)                .37%   $18.9        .96%+       5.29%+        18%
-------------------------------------------------------------------------------------
 1996                 10.52     15.7        .99          5.31         47
-------------------------------------------------------------------------------------
 1995(d)               2.21      3.2       1.00+         5.87+        29
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997(g)              (.01)       .7       1.71+         4.54+        18
-------------------------------------------------------------------------------------
 1996                 10.13       .6       1.73          4.55         47
-------------------------------------------------------------------------------------
 1995(d)               2.80       .1       1.75+         5.16+        29
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997(g)                .51    152.3        .71+         5.54+        18
-------------------------------------------------------------------------------------
 1996                 10.80    154.8        .74          5.57         47
-------------------------------------------------------------------------------------
 1995                   .75    149.5        .74          5.79         29
-------------------------------------------------------------------------------------
 1994                  7.10    146.3        .75          5.33         15
-------------------------------------------------------------------------------------
 1993                 14.79    107.1        .75          5.84         12
-------------------------------------------------------------------------------------
 1992(e)               2.21     66.5        .75+         6.27+        16
-------------------------------------------------------------------------------------
 1991(f)              11.79     59.4        .75          6.50         19
-------------------------------------------------------------------------------------
 1990(f)               4.92     44.3        .75          6.65         51
-------------------------------------------------------------------------------------
 1989(f)              11.34     29.0        .75          6.63         85
-------------------------------------------------------------------------------------
 1988(f)              12.20     15.0        .75          6.89         71
-------------------------------------------------------------------------------------
 1987(d)(f)           (2.44)     8.2        .37+         6.46+        20
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the five months ending February 29.
(f) For the year ending November 30.
(g) For the six months ending August 31, 1996.


--------------------------------------------------------------------------------
Notes:


(1) Reflects sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.96% to 0.91% and on Class C from 1.71% to 1.46%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Associ-ation of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

------------

--------------------------------------------------------------------------------
Nuveen New York Insured Municipal Bond Fund

                          PERFORMANCE INFORMATION

INCEPTION:  December 22, 1986
NET ASSETS: $359.0 million


--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.78%             5.20%             4.45%             4.33%             5.45%

5 YEARS          6.17%             7.07%             6.36%             6.35%             7.37%

INCEPTION        6.34%             6.81%             6.22%             6.14%             7.09%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE]

Insured  (85%)

Escrowed (15%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Housing Facilties         (18%)
General Obligation Bonds  (17%)
Escrowed Bonds            (15%)
Water/Sewer Facilities    (11%)
Transportation            (11%)
Other                     (28%)


                            EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --

SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A CLASS B CLASS C CLASS R
------------------------------------------------
MANAGEMENT FEES   0.54%   0.54%   0.54%   0.54%

12B-1 FEESS       0.20%   0.95%   0.75%    --

OTHER EXPENSES    0.14%   0.14%   0.14%   0.14%
------------------------------------------------

  TOTAL (GROSS)   0.88%   1.63%   1.43%   0.68%

WAIVERS/
REIMBURSEMENTS     --      --      --      --
------------------------------------------------

  TOTAL (NET)     0.88%   1.63%   1.43%   0.68%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.


HOLDING
PERIOD    CLASS A CLASS B CLASS C CLASS R
-----------------------------------------
1 YEAR     $ 51    $ 56    $ 15     $ 7

3 YEARS    $ 69    $ 83    $ 45     $22

5 YEARS    $ 89    $100    $ 78     $38

10 YEARS   $146    $173    $171     $85

 Information as of 8/31/96       See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

----------------- -------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
 February 28/29,     Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (g)           $10.610    $.266        $(.285)      $(.261)   $  --     $10.330
-------------------------------------------------------------------------------------
 1996                10.150     .521          .492        (.524)    (.029)    10.610
-------------------------------------------------------------------------------------
 1995 (d)            10.160     .253          .037        (.260)    (.040)    10.150
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)            10.610     .226         (.284)       (.222)      --      10.330
-------------------------------------------------------------------------------------
 1996                10.120     .442          .524        (.447)    (.029)    10.610
-------------------------------------------------------------------------------------
 1995 (d)            10.030     .207          .133        (.210)    (.040)    10.120
-------------------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (g)            10.610     .273         (.280)       (.273)      --      10.330
-------------------------------------------------------------------------------------
 1996                10.150     .548          .495        (.554)    (.029)    10.610
-------------------------------------------------------------------------------------
 1995                10.630     .555        (.440)        (.555)    (.040)    10.150
-------------------------------------------------------------------------------------
 1994                10.620     .550          .035        (.543)    (.032)    10.630
-------------------------------------------------------------------------------------
 1993                 9.780     .566          .849        (.562)    (.013)    10.620
-------------------------------------------------------------------------------------
 1992 (e)             9.320     .590          .467        (.597)      --       9.780
-------------------------------------------------------------------------------------
 1991 (f)             9.250     .598          .068        (.596)      --       9.320
-------------------------------------------------------------------------------------
 1990 (f)             9.060     .596          .190        (.596)      --       9.250
-------------------------------------------------------------------------------------
 1989 (f)             9.100     .593         (.040)       (.593)      --       9.060
-------------------------------------------------------------------------------------
 1988 (f)             9.830     .606         (.730)       (.606)      --       9.100
-------------------------------------------------------------------------------------
 1987 (d)(f)          9.600     .130          .230        (.130)      --       9.830
-------------------------------------------------------------------------------------

----------------- -------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
 February 28/29,   Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997 (g)             (.15)%    $30.6      .94%+        5.00%+        14%
---------------------------------------------------------------------------
 1996                10.19       24.7       .93         4.97          17
----------------------------------------------------------------------------
 1995 (d)             3.01        7.3      1.05+        5.41+         11
----------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (g)             (.53)       2.2      1.69+        4.24+         14
----------------------------------------------------------------------------
 1996                 9.71        1.4      1.69         4.21          17
----------------------------------------------------------------------------
 1995 (d)             3.53         .3      1.80+        4.65+         11
----------------------------------------------------------------------------
 CLASS R (12/86)
 1997 (g)             (.03)     326.2      0.68+        5.25+         14
----------------------------------------------------------------------------
 1996                10.51      343.3      0.67         5.26          17
----------------------------------------------------------------------------
 1995                 1.37      345.1      0.65         5.57          11
----------------------------------------------------------------------------
 1994                 5.57      388.2      0.68         5.11           5
----------------------------------------------------------------------------
 1993                14.96      314.9      0.73         5.56           6
----------------------------------------------------------------------------
 1992 (e)            11.66      167.0      0.69+        6.08+          4
----------------------------------------------------------------------------
 1991 (f)             7.61       80.5      0.73         6.46          13
----------------------------------------------------------------------------
 1990 (f)             8.75       40.4      0.85         6.35          30
----------------------------------------------------------------------------
 1989 (f)             6.37       20.2      0.97         6.58          62
----------------------------------------------------------------------------
 1988 (f)            (0.85)      14.1      0.61         6.73          36
----------------------------------------------------------------------------
 1987 (d)(f)          3.76        5.2       --          4.97+        --
----------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the three months ending February 29.
(f) For the year ending November 30.
(g) For the six months ending August 31, 1996.

--------------------------------------------------------------------------------
Notes:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.93% to 0.88% and on Class C from 1.63% to 1.43%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Associ-ation of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
--------------------------------------------------------------------------------

----------------------------------------------------------------------

Nuveen Flagship New Jersey Municipal Bond Fund

                          PERFORMANCE INFORMATION


INCEPTION:  December 13, 1991
NET ASSETS: $58.3 million


--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.23%             5.66%             5.01%             4.87%             6.01%

INCEPTION        5.79%             6.80%             6.09%             6.05%             7.10%

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------

MATURITY (YEARS)

[BAR GRAPH APPEARS HERE]

Average Maturity          18.82
Average Modified Duration  7.73

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE]

AAA (54%)

AA   (9%)

A   (18%)

BBB (15%)

NR   (4%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE]

Non-State General Obligations                (19%)

Industrial Development and Pollution Control (17%)

Hospitals                                    (12%)

Municipal Revenue/Water & Sewer              (11%)

State/Territorial General Obligations         (6%)

Other                                        (35%)


                           EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --

SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS B  CLASS C  CLASS R
---------------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%    0.55%

12B-1 FEES        0.20%    0.95%    0.75%       --

OTHER EXPENSES    0.36%    0.36%    0.36%    0.36%
---------------------------------------------------
  TOTAL (GROSS)   1.11%    1.86%    1.66%    0.91%

WAIVERS/
REIMBURSEMENTS   (0.16%)  (0.16%)  (0.16%)  (0.16%)
---------------------------------------------------

  TOTAL (NET)     0.95%    1.70%    1.50%    0.75%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 57                  $ 15                   $ 8

3 YEARS                 $ 71                  $ 85                  $ 47                   $24

5 YEARS                 $ 92                  $104                  $ 82                   $42

10 YEARS                $154                  $181                  $179                   $93


 Information as of 7/31/96      See Notes on Next Page

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-----------------  -----------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
   January 31,       Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (9/94)
 1997 (d)           $10.400    $.261       $(.287)      $(.254)    $  --     $10.120
-------------------------------------------------------------------------------------
 1996                 9.730     .519         .685        (.534)       --      10.400
-------------------------------------------------------------------------------------
 1995 (e)            10.030     .205        (.209)       (.210)     (.086)     9.730
-------------------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (d)            10.380     .227        (.292)       (.215)       --      10.100
-------------------------------------------------------------------------------------
 1996                 9.710     .443         .683        (.456)       --      10.380
-------------------------------------------------------------------------------------
 1995 (e)             9.770     .159        (.050)       (.169)       --       9.710
-------------------------------------------------------------------------------------
 CLASS R (12/91)
 1997 (d)            10.410     .266        (.280)       (.266)       --      10.130
-------------------------------------------------------------------------------------
 1996                 9.740     .551         .677        (.558)       --      10.410
-------------------------------------------------------------------------------------
 1995                10.710     .524        (.886)       (.522)     (.086)     9.740
-------------------------------------------------------------------------------------
 1994                 9.960     .513         .810        (.513)     (.060)    10.710
-------------------------------------------------------------------------------------
 1993                 9.525     .445         .431        (.441)       --       9.960
-------------------------------------------------------------------------------------
 1992 (e)             9.525      --           --           --         --       9.525

-----------------  --------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
   January 31,     Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (9/94)
 1997 (d)            (.23)%    $13.9       1.00%+       5.02%+        8%
---------------------------------------------------------------------------
 1996               12.63       10.7       1.00         5.10         39
---------------------------------------------------------------------------
 1995 (e)             .02        2.7       1.00+        5.34+        32
---------------------------------------------------------------------------
 CLASS C (9/94)
 1997 (d)            (.61)       1.9       1.75+        4.27+         8
---------------------------------------------------------------------------
 1996               11.80        1.1       1.75         4.37         39
---------------------------------------------------------------------------
 1995 (e)            1.16         .5       1.75+        4.62+        32
---------------------------------------------------------------------------
 CLASS R (12/91)
 1997 (d)            (.11)      42.4        .75+        5.27+         8
---------------------------------------------------------------------------
 1996               12.88       43.3        .75         5.43         39
---------------------------------------------------------------------------
 1995               (3.27)      39.6        .75         5.32         32
---------------------------------------------------------------------------
 1994               13.60       36.5        .75         4.84         52
---------------------------------------------------------------------------
 1993                9.36       16.2        .75         4.96          9
---------------------------------------------------------------------------
 1992 (e)             --         .02        --           --          --
---------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory.
(d) For the six months ending July 31, 1996.
(e) From commencement of class operations as noted.

--------------------------------------------------------------------------------
NOTES:

(1) Sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.95% to 0.90% and on Class C from 1.70% to 1.45%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship New Jersey Intermediate Municipal Bond Fund

                         PERFORMANCE INFORMATION

INCEPTION:  September 16, 1992
Net ASSETS: $7.5 million


--------------------------------------------------------------------------------

TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A
                   PRICE)                   (NAV)                  CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
1 YEAR              1.21%                   4.34%                   0.90%                   4.34%

INCEPTION           5.95%                   6.72%                   5.59%                   6.72%

Class A total returns reflect actual performance for all periods; Class C and R total returns reflect Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------

MATURITY (YEARS)

[GRAPH BAR APPEARS HERE]

Average Maturity          7.60

Average Modified Duration 5.35

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE]

AA  (20%)

A   (10%)

BBB (23%)

NR   (6%)

AAA (41%)

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (TOP 5)

[PI CHART APPEARS HERE]

Non-State General Obligations   (28%)

Hospitals                       (15%)

Education                        (9%)

Industrial Development and
Pollution Control               (15%)

Municipal Revenue/Transportation (8%)

Other                           (25%)


                           EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS C  CLASS R
----------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                3.00%(1)    --       --

SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    1%(2)    --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (3)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS C  CLASS R
------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%

12B-1 FEES        0.20%    0.75%       --

OTHER EXPENSES    1.00%    1.00%    1.00%
------------------------------------------

  TOTAL (GROSS)   1.75%    2.30%    1.55%

WAIVERS/
REIMBURSEMENTS   (1.10%)  (1.10%)  (1.10%)
------------------------------------------

  TOTAL (NET)     0.65%    1.20%    0.45%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 YEAR                       $ 36                            $ 12                             $ 5

3 YEARS                      $ 50                            $ 38                             $14

5 YEARS                      $ 65                            $ 66                             $25

10 YEARS                     $109                            $145                             $57

 Information as of 11/30/96            See Notes on Next Page

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors at that time, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.


-------------- -----------------------------------------------------------------
 CLASS         INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                     Net Realized             Distribu-
                                     and Unreal-   Dividends    tions
               Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending  Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31       Value   Income(c)  Investments(a)   Income     Gains     Value
 ------------- --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (9/92)
 1997(e)        $10.14      $.25         $.22        $(.25)      $--     $10.36
---------------------------------------------------------------------------------
 1996            10.25       .51         (.11)        (.51)       --      10.14
---------------------------------------------------------------------------------
 1995            10.04       .50        (.22)         (.51)       --      10.25
---------------------------------------------------------------------------------
 1994            10.15       .53         (.10)        (.52)     (.02)     10.04
---------------------------------------------------------------------------------
 1993(d)          9.70       .34          .45         (.34)       --      10.15
---------------------------------------------------------------------------------

------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
                                   Ratio of Net
                       Ratio of     Investment
             Ending   Expenses to   Income to     Portfolio
   Total   Net Assets Average Net    Average      Turnover
 Return(b) (millions)  Assets(c)  Net Assets(c)     Rate
 -------------------- --------------------------  ---------
    9.44%+    $7.5        .74%+         4.85%+         7%
------------------------------------------------------------
    3.89       8.3        .60           4.90          17
------------------------------------------------------------
    7.42       9.2        .69           5.04          35
------------------------------------------------------------
    4.27       9.3        .16           5.10          27
------------------------------------------------------------
   11.07       5.6        .40+          4.84+         29
------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.




--------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.85% to 0.65% and on Class C from 1.40% to 1.20%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.



--------------------------------------------------------------------------------

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local and state income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

The Nuveen New York Insured Fund primarily purchases insured municipal bonds. See "Insurance" below. Under normal market conditions, the Nuveen New York Insured Fund will invest at least 65% of its assets in insured municipal bonds.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund except the New York Insured Fund will invest at least 80% of its net assets in investment-grade quality bonds from its partic-ular state. The New York Insured Fund will invest at least 80% of its net assets in insured municipal bonds or municipal bonds backed by an escrow or trust account that contains sufficient U.S. government-backed securities to assure timely payment of interest and principal.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. The New Jersey Intermediate Fund maintains a weighted average portfolio maturity of 5 to 10 years. Each of the other three funds described in this prospectus are long-term funds and maintain a weighted average portfolio matu-rity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

INSURANCE

Insured municipal bonds are purchased primarily by the New York Insured Fund. Insured municipal bonds are covered either by individual insurance policies (obtained either at time of issue or subsequently) or under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.


--------------------------------------------------------------------------------

Insurers currently used include MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Security Assurance, Inc., and Financial Guaranty Insurance Co. The funds' investment adviser may change insurers, but will only use insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's and S&P. Insurers are responsible for making their own assessment of the insurability of a municipal bond.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the New Jersey and New Jersey Intermediate Funds generally are subject to greater share price fluctuations due to these changes than the other funds described in this prospectus, which are diversified funds. In pursuing its value-oriented strategy, each fund may also invest a portion of its investment portfolio in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular, federal, state and local income taxes. See the appendix and the statement of additional information for further information.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the New York and the New York Insured Funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds," "Insurance," and "Risk Reduction Strate-gies" are fundamental and may not be changed without the approval of a majority of the shareholders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "The Distributor." Your financial adviser can explain each option and help you determine which is most appro-priate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus except the New Jersey Intermediate Fund:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           4.20%                4.38%                 3.70%
    $50,000-100,000           4.00                 4.18                  3.50
   $100,000-250,000           3.50                 3.63                  3.00
   $250,000-500,000           2.50                 2.56                  2.00
 $500,000-1,000,000           2.00                 2.04                  1.50
$1,000,000 and over            --                   --                    --(1)

The following Class A sales charges and commissions apply to the New Jersey Intermediate Fund:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           3.00%                3.09%                 2.50%
    $50,000-100,000           2.50                 2.56                  2.00
   $100,000-250,000           2.00                 2.04                  1.50
   $250,000-500,000           1.50                 1.52                  1.25
 $500,000-1,000,000           1.25                 1.27                  1.00
$1,000,000 and over            --                   --                    --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.



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Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.

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OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions         Sales Charge Waivers

 . Rights of Accumulation        . Unit Trust Reinvestment

 . Letter of Intent (LOI)        . Purchases using
                                  Redemptions from
 . Group Purchase                  Unrelated Funds

                                . Fee-Based Programs

                                . Bank Trust Departments

                                . Certain Employees of
                                  Nuveen or Authorized
                                  Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase. The New Jersey Interme-diate Fund does not currently offer Class B shares.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

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CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

                     DURING YEAR
      ------------------------------------------
        1     2     3     4     5     6     7+
      ----- ----- ----- ----- ----- ----- ------
CDSC   5%    4%    4%    3%    2%    1%    0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

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HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.


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SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Shareholder Services, Inc. ("SSI") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares, the fund will first redeem any shares that are not subject to a CDSC and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains, or shares you buy through an exchange from another Nuveen mutual fund or money market fund. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

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EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or


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number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

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OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account applica-tion. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

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THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. Theses annual returns do not reflect past or projected fund performance.

[PLOT POINTS APPEAR HERE]
                             Account Values For Total Returns of
              Amount         -----------------------------------
Year        Invested           4.00%         5.00%      6.00%
--------------------         -----------------------------------
 0           $2,874           $2,874        $2,874     $2,874
 5            8,622            9,861        10,203     10,561
10           14,370           18,391        19,610     20,929
15           20,118           28,807        31,681     34,913
20           25,866           41,525        47,173     53,779

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exer-cising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account applica-tion. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.


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 DIVIDENDS AND TAXES


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HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is added to the fund's share price; similarly, distributions from previously undistributed net income are deducted from the fund's share price. This dividend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

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TAXES AND TAX REPORTING

The discussion below and in the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alter-native minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt divi-dend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income,


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diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

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TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

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TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
--------       ------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.
 GENERAL INFORMATION


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HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

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FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc.


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For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

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MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5500%
For the next $125 million    0.5375%
For the next $250 million    0.5250%
For the next $500 million    0.5125%
For the next $1 billion      0.5000%
For assets over $2 billion   0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the New York Fund, the New Jersey Fund (through July 31, 1997) and the New York Insured Fund do not exceed 0.75%, 0.75% and 0.975%, respectively, of average daily net assets. Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for each fund are, in Nuveen's opinion, competitive with similar funds, and may discontinue this practice at any time. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Daniel S. Solender is the portfolio manager for the New York Fund and the New York Insured Fund. Mr. Solender has managed the funds since September 1994 and joined Nuveen Advisory in January 1992. Stephen S. Peterson is an Assistant Vice President of Nuveen Advisory and the portfolio manager for the New Jersey Fund. Mr. Peterson has managed the fund since its inception in March 1992 and joined Nuveen Advisory in October 1991. Richard Huber is the portfolio manager for the New Jersey Intermediate Fund. Mr. Huber has managed the fund since 1992 and since 1995 had been a Vice President of Flagship Financial Inc., the fund's prior investment adviser, until becoming an employee of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in December 1996.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and
Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and retains the first year's service and distribution fees on sales of Class C shares. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for each fund.

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HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

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HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a municipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).


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ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of two or more funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Share-holders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

 APPENDIX


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SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering state-ments of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further informa-tion.

NEW YORK

While New York State historically has been one of the wealthiest states in the nation, for decades its economy has grown more slowly than the nation as a whole. There are many reasons for this slow growth. New York has a very high state and local tax burden relative to other states. Declines in the banking and financial services industry, cutbacks in defense spending, and an overbuilt real estate market have hurt the State's economy. High taxes and other factors have prompted some businesses and individuals to leave the State, or not to move to the State. More affluent residents of its cities have moved to the suburbs and been replaced by less affluent residents, who may require more government support. Cities outside the state have developed financial and busi-ness resources which make them less dependent on New York City, which has hindered its economic recovery. The State projects a slow rate of economic
growth in 1996. The State's 1995 unemployment rate was     % and average
personal income was $     . New York City's 1995 unemployment rate was     %
and average personal income was $      . New York State general obligation
bonds are rated     by Moody's and     by Standard & Poor's; New York City
general obligation bonds are rated Baa1 by Moody's and     by Standard &
Poor's.

The State ended its 1995-96 fiscal year with an operating surplus of approxi-mately $445 million. The proposed 1996-97 State budget projected a balanced general fund, receipts of $31.3 billion, and disbursements of $31.2 billion. The Governor also proposed an alternative budget to replace over $1 billion in Medicaid reimbursements which the federal government might not pay.

New York City ended its 1995 fiscal year with an operating              of
approximately $    million. After the State enacted its 1995-96 budget, New
York City adopted a fiscal year 1996 budget in June 1995 which provided for $31.4 billion in spending. In January 1996, however, the City discovered budget shortfalls and the Mayor proposed additional spending cuts to avoid a deficit. In March 1996, Moody's announced that it was reviewing the City's general obli-gation bond rating pending adoption


--------------------------------------------------------------------------------
of the City's 1997 budget. S&P placed the City on negative credit watch in January 1995. The City's proposed 1997 budget of $32.7 billion reduces spending from the previous year and cuts $1.1 billion from City agencies. The Governor and the legislature have not agreed on how much State aid to provide the City in 1997, and the City may have to adopt further budget cuts after the State budget is adopted. Recent changes in federal law may lower the amount of federal aid the City receives. If State and federal aid to the City declines, savings in the City's budget may be lower than projected and the Mayor may be required to propose additional spending cuts or tax increases to balance the City's budget in 1997 and beyond.

If serious financial difficulties arise that hamper the ability of the State, its agencies, New York City, other municipalities, or school districts to issue bonds or increase the risk that they may default on their obligations to pay bondholders, the market value of the bonds they have issued may decrease. In addition, without help from the State legislature, the State Constitution may prevent the City from issuing bonds after 1998 because of declining real estate values within the City. If the City cannot issue bonds to pay for capital improvements, this would increase its budget deficits in later years.

Tax Treatment.

Distributions by the New York funds that are attributable to interest earned on municipal obligations issued by governmental authorities in New York or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the New York State personal income tax or the New York City personal income or unincorporated business taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the New York State personal income tax and the New York City personal income and unincorporated business taxes.

All New York fund distributions, regardless of source, will be subject to the New York State corporate franchise tax or the New York City general corpora-tion tax.

Any gain realized when shareholders sell, exchange, or redeem shares of the New York funds will be subject to the New York State personal income and corporate franchise taxes and the New York City personal income, unincorpo-rated business, and general corporation taxes.

NEW JERSEY

New Jersey has a diversified economic base comprised of various manufacturing, construction and service industries. Compared to other states, New Jersey ranks high in per capita personal income. The national recession, however, adversely affected the State's employment rate. Economic recovery is expected to be slow and uneven.

On June 30, 1995, the Governor signed the State's $16 billion budget for fiscal year 1996. The balanced budget, which includes $541 million in surplus, is $300 million more than the 1995 budget. Whether the State can achieve a balanced budget depends on its ability to reduce expenditures and collect estimated tax revenues.

The 1995 fiscal year unaudited general fund revenues were $    billion against
expenditures of $    billion, leaving a surplus of approximately $569 million.
In April 1996, the unemployment rate was 6.6% and average personal income was
$      . New Jersey's general obligation bonds are rated Aa1 by Moody's and
AA+ by Standard and Poor's.

Tax Treatment.

The New Jersey funds' regular monthly dividends will not be subject to New Jersey gross income tax to the extent they are paid out of income earned on or capital gains realized from the sale of New Jersey municipal bonds or U.S. government securities. You will be subject to New Jersey gross income tax, however, to the extent the New Jersey funds distribute any taxable income or if you sell or exchange New Jersey funds shares and realize a capital gain on the transaction. If you realize a capital loss on the sale or exchange of New Jersey funds shares, you may not use the loss to offset other New Jersey taxable capital gains.

The treatment of corporate shareholders of the New Jersey fund differs from that described above. Corporate shareholders should refer to the statement of additional information for more detailed information and are urged to consult their tax adviser.


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                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri



           California/2/                  New Jersey/3/ [/R]
           Colorado                       New Mexico
           Connecticut


                               New York/2/
           Florida/3/ [/R]                North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
                                          South Carolina
           Kentucky/4/
           Louisiana                      Tennessee
           Maryland                       Virginia
                                          Wisconsin
           Massachusetts/2/

                 Notes

                 1. Long-term, long-term insured, intermediate-term and limited-term portfolios.

                 2. Long-term and long-term insured portfolios.

                 3. Long-term and intermediate-term portfolios.

                 4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST II

NUVEEN FLAGSHIP NEW YORK MUNICIPAL BOND FUND

NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW JERSEY MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND

NUVEEN FLAGSHIP CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN FLAGSHIP CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust II dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-31
Investment Adviser and Investment Management Agreement..................... S-33
Portfolio Transactions..................................................... S-34
Net Asset Value............................................................ S-35
Tax Matters................................................................ S-35
Performance Information.................................................... S-40
Additional Information on the Purchase and Redemption of Fund Shares....... S-49
Distribution and Service Plans............................................. S-52
Independent Public Accountants and Custodians.............................. S-54
Financial Statements....................................................... S-54
Appendix A--Ratings of Investments.........................................  A-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the California Municipal Bond Fund, and the California Insured Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust II (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust II. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has ten series: the Nuveen Flagship New York Municipal Bond Fund (formerly the Nuveen New York Tax-Free Value Fund, a series of the Nuveen Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 11, 1986); the Nuveen New York Insured Municipal Bond Fund (formerly the Nuveen New York Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen Flagship New Jersey Municipal Bond Fund (formerly the Nuveen New Jersey Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust, a Massachusetts business trust organized on July 26, 1991); the Nuveen Flagship New Jersey Intermediate Municipal Bond Fund (formerly the Flagship New Jersey Intermediate Tax Exempt Fund, organized on September 16, 1992 as a series of the Flagship Tax Exempt Funds Trust, a Massachusetts business trust organized on March 8, 1985) the Nuveen California Municipal Bond Fund (formerly the Nuveen California Tax-Free Value Fund, a series of the Nuveen California Tax-Free Fund, Inc., a Maryland corporation incorporated on October 3, 1985); the Nuveen California Insured Municipal Bond Fund (formerly the Nuveen California Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986); the Nuveen Flagship California Intermediate Municipal Bond Fund (formerly the Flagship
California Intermediate Tax Exempt Fund, organized on                  as a
series of the Flagship Tax Exempt Funds Trust, a Massachusetts business trust organized on March 8, 1985); the Nuveen Flagship Connecticut Municipal Bond Fund (formerly the Flagship Connecticut Double Tax Exempt Fund, organized on July 13, 1987 as a series of the Flagship Tax Exempt Funds Trust, a Massachusetts business trust organized on March 8, 1985); the Nuveen Massachusetts Municipal Bond Fund (formerly the Nuveen Massachusetts Tax-Free Value Fund, a series of the Nuveen Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 11, 1986); and the Nuveen Massachusetts Insured Municipal Bond Fund (formerly the Nuveen Massachusetts Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc., a Minnesota corporation incorporated on July 14, 1986). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

PORTFOLIO SECURITIES

  As described in the Prospectus, the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the California Municipal Bond Fund, and the California Insured Municipal Bond Fund invest primarily in a diversified portfolio, and the New Jersey Municipal Bond Fund, the New Jersey Intermediate Municipal Bond Fund, the California Intermediate Municipal Bond Fund, the Connecticut Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund invest primarily in a non-diversified portfolio, of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

INSURANCE

  Each insured Municipal Obligation held by the Nuveen New York Insured Municipal Bond Fund, the Nuveen California Insured Municipal Bond Fund, and the Nuveen Massachusetts Insured Municipal Bond Fund (the "Funds") will either be
(1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or
(3) covered by a master municipal insurance policy purchased by the Funds ("Portfolio Insurance"). The Funds currently maintain a policy of Portfolio Insurance with MBIA Insurance Corporation, AMBAC Indemnity Corporation, Financial Security Assurance, Inc., and Financial Guaranty Insurance Company, and may in the future obtain other policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Funds may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Funds will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P"). The Funds currently intend to obtain insurance polices only from mono-line insurers specializing in insuring municipal debt. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of a Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

  The Funds' policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's or S&P, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's or S&P or both should down grade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's and S&P continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time a Fund purchases securities.

  In addition to insured Municipal Obligations, a Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account which contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been (1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and
(2) issued under state or local housing finance programs which use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of a Fund's assets.

  Each insured Municipal Obligation in which a Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of a Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of a Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether a Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, a Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable a Fund to enhance the value of such Municipal Obligation. A Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if a Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by a Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by a Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of a Fund.

  If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that a Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by a Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by a Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be noncancellable and will remain in effect so long as a Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to a Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by a Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by a Fund.

  One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

  The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Each Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. To the extent that the Fund holds such defaulted securities, it may be limited in its ability to manage its investment portfolio and to purchase other Municipal Obligations. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

  Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by a Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by a Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  Premiums for a Portfolio Insurance policy are paid monthly, and are adjusted for purchases and sales of Municipal Obligations covered by the policy during the month. The yield on a Fund is reduced to the extent of the insurance premiums it pays. Depending upon the characteristics of the Municipal Obligations held by a Fund, the annual premium rate for policies of Portfolio Insurance is estimated to range from .15% to .30% of the value of the Municipal Obligations covered under the policy. Because the majority of the Municipal Obligations in the Funds were not covered by policies of Portfolio Insurance during the year ended February 29, 1996, premium expenses as a percentage of the value of Municipal Obligations held by the Funds for such period were .00%.

  Set forth below is information about the various municipal bond insurers with whom the Funds currently maintain policies of Portfolio Insurance.

  AMBAC INDEMNITY CORPORATION ("AMBAC INDEMNITY")

  AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Territory of Guam and the Commonwealth of Puerto Rico, with admitted assets of approximately $2,440,000,000 (unaudited) and statutory capital of approximately $1,387,000,000 (unaudited) as of March 31, 1996. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC, Inc., a 100% publicly-held company. Moody's , S&P and Fitch Investors Service, L.P., each have assigned a triple-A claims-paying ability rating to AMBAC Indemnity.

  AMBAC Indemnity has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC Indemnity will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC Indemnity under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by the issuer of the bonds.

  Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

  FINANCIAL SECURITY ASSURANCE INC. ("FINANCIAL SECURITY")

  Financial Security is a monoline insurance company incorporated under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

  Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprise Holdings, Inc., U.S. West Capital Corporation and the Tokio Marine and Fire Insurance Co., Ltd. No shareholder is obligated to pay any debts of or any claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1996, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $650,052,000 (unaudited) and $387,239,000 (unaudited), the total shareholders' equity and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $779,177,000 (unaudited) and $340,226,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York 10022, Attention:
Communications Department. Financial Security's telephone number is (212) 826-0100.

  MBIA INSURANCE CORPORATION ("MBIA")

  MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is a limited liability corporation rather than a several liability association. MBIA is domiciled in the State of New York and licensed to do business to all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam.

  As of December 31, 1994, MBIA had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1995, MBIA had admitted assets of $3.8 billion (audited), total liabilities of $2.5 billion (audited), and total capital and surplus of $1.3 billion (audited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's year end financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504.

  MBIA's policy unconditionally and irrevocably guarantees to the Nuveen Insured Municipal Bond Fund the full and complete payment required to be made by or on behalf of the issuer to the applicable paying agent or its successor of an amount equal to (i) the principal of (either at the stated maturity or by advancement of maturity pursuant to a mandatory sinking fund payment) and interest on, the Municipal Obligations as such payments shall become due but shall not be so paid (except that in the event of any acceleration of the due date of such principal by reason of mandatory or optional redemption or acceleration resulting from default or otherwise, other than any advancement of maturity pursuant to a mandatory sinking fund payment, the payments guaranteed by MBIA's policy shall be made in such amounts and at such times as such payments of principal would have been due had there not been any such acceleration) and (ii) the reimbursement of any such payment which is subsequently recovered from the Fund pursuant to a final judgment by a court of competent jurisdiction that such payment constitutes an avoidable preference to the Fund within the meaning of any applicable bankruptcy law (a "Preference").

  MBIA's policy does not insure against loss of any prepayment premium which may at any time be payable with respect to any Municipal Obligation. MBIA's policy does not, under any circumstance, insure against loss relating to: (i) optional or mandatory redemptions (other than mandatory sinking fund redemptions); (ii) any payments to be made on an accelerated basis; (iii) payments of the purchase price of Municipal Obligations upon tender thereof; or
(iv) any Preference relating to (i) through (iii) above. MBIA's policy also does not insure against nonpayment of principal of or interest on the Municipal Obligations resulting from the insolvency, negligence or any other act or omission of any paying agent for the Municipal Obligations.

  With respect to small issue industrial development bonds and pollution control revenue bonds covered by the policy, MBIA guarantees the full and complete payments required to be made by or on behalf of an issuer of such bonds if there occurs pursuant to the terms of the bonds an event which results in the loss of the tax-exempt status of interest on such bonds, including principal, interest or premium payments payable thereon, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such bonds.

  When MBIA receives from the paying agent or the Fund, (1) telephonic or telegraphic notice (subsequently confirmed in writing by registered or certified mail), or (2) written notice by registered or certified mail, that a required payment of any insured amount which is then due has not been made, MBIA on the due date of such payment or within one business day after receipt of notice of such nonpayment, whichever is later, will make a deposit of funds, in an account with State Street Bank and Trust Company, N.A., in New York, New York, or its successor, sufficient for the payment of any such insured amounts which are then due. Upon presentment and surrender of such Municipal Obligations or presentment of such other proof of ownership of the Municipal Obligations, together with any appropriate instruments of assignment to evidence the assignment of the insured amounts due on the Municipal Obligations as are paid by MBIA, and appropriate instruments to effect the appointment of MBIA as agent for the Fund in any legal proceeding related to payment of insured amounts on Municipal Obligations, such instruments being in a form satisfactory to State Street Bank and Trust Company, N.A., State Street Bank and Trust Company, N.A. shall disburse to the Fund or the paying agent payment of the insured amounts due on such Municipal Obligations, less any amount held by the paying agent for the payment of such insured amounts and legally available therefor.

  FINANCIAL GUARANTY INSURANCE COMPANY ("FINANCIAL GUARANTY")

  The Portfolio Insurance Policy is non-cancellable except for failure to pay the premium. The premium rate for each purchase of a security covered by the Portfolio Insurance Policy is fixed for the life of the Insured Bond. The insurance premiums are payable monthly by the Fund and are adjusted for purchases, sales and payments prior to maturity of Insured Bonds during the month. In the event of a sale of any Insured Bond by the Fund or payment thereof prior to maturity, the Portfolio Insurance policy terminates as to such Insured Bond.

  Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to State Street Bank and Trust Company, or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Insured Bonds which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Insured Bonds. The term "due for payment" means, when referring to the principal of an Insured Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on an Insured Bond, the stated date for payment of interest. In addition, the Portfolio Insurance Policy covers nonpayment by the issuer that results from any payment of principal or interest made by such issuer on the Insured Bond to the Fund which has been recovered from the Fund or its shareholders pursuant to the United States Bankruptcy Code by a trustee in bankruptcy in accordance with a final, nonappealable order of a court having competent jurisdiction.

  Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment thereupon shall vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Insured Bond, appurtenant coupon or right to payment of principal or interest on such Insured Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment, thereof.

  In determining whether to insure municipal securities held in the Fund, Financial Guaranty will apply its own standards which are not necessarily the same as the criteria used in regard to the selection of securities by the Fund.

  Certain of the municipal securities insured under the Portfolio Insurance Policy may also be insured under an insurance policy obtained by the issuer of such municipal securities. The premium for any insurance policy or policies obtained by an issuer or Insured Bonds has been paid in advance by such issuer and any such policy or policies are non-cancellable and will continue in force so long as the Insured Bonds so insured are outstanding. Financial Guaranty has also agreed, if requested by the Funds on or before the fifth day preceding the 1st day of any month, to insure to maturity Insured Bonds sold by the Trustee during the month immediately following such request of the Funds. The premium for any such insurance to maturity provided by Financial Guaranty is paid by the Fund and any such insurance is non-cancellable and will continue in force so long as the Bonds so insured are outstanding.

  Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a subsidiary of General Electric Capital Corporation. Financial Guaranty is a monoline financial guaranty insurer domiciled in the State of New York and subject to regulation by the State of New York Insurance Department. As of March 31, 1996, the total capital and surplus of Financial Guaranty was approximately $1,032,675,000. Financial Guaranty prepares financial statements on the basis of both statutory accounting principles and generally accepted accounting principles. Copies of such financial statements may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006, Attention:
Communications Department (telephone number:
(212) 312-3000) or to the New York State Insurance Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau (telephone number: (212) 602-0389).

  The policies of insurance obtained by the Fund from Financial Guaranty and the negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Board of Trustees of the Fund.

  The above municipal bond insurers have insurance claims-paying ability ratings of AAA from S&P and Aaa from Moody's. Financial Guaranty also has an insurance claims-paying ability rating of AAA from Fitch.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment, nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process form the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

  S&P's and Moody's ratings are not recommendations to buy, sell or hold the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Municipal Obligations insured by policies issued by AMBAC Indemnity, Financial Security, MBIA or Financial Guaranty.

  S&P's ratings of AMBAC Indemnity, Financial Security, MBIA and Financial Guaranty should be evaluated independent of Moody's ratings. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable, and therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                       FISCAL
                                                                        YEAR
                                                                      1995 1996
                                                                      ---- ----
       Nuveen Flagship New York Municipal Bond Fund (2/28)........... 29%  47%
       Nuveen New York Insured Municipal Bond Fund (2/28)............ 11%  17%
       Nuveen Flagship New Jersey Municipal Bond Fund (1/31)......... 32%  39%
       Nuveen Flagship New Jersey Intermediate Municipal Bond Fund
        (5/31)....................................................... 35%  17%
       Nuveen California Municipal Bond Fund (2/28).................. 32%  36%
       Nuveen California Insured Municipal Bond Fund (2/28).......... 25%  38%
       Nuveen Flagship Connecticut Municipal Bond Fund (5/31)........ 25%  24%
       Nuveen Massachusetts Municipal Bond Fund (2/28)............... 17%   6%
       Nuveen Massachusetts Insured Municipal Bond Fund (2/28)....... 10%   1%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO NEW YORK

  As described above, except to the extent the New York Municipal Bond Fund and the New York Insured Municipal Bond Fund (the "New York Funds") invest in temporary investments, the New York Funds will invest substantially all of its assets in New York Municipal Obligations. The New York Funds are therefore susceptible to political, economic or regulatory factors affecting New York State and governmental bodies within New York State. Some of the more significant events and conditions relating to the financial situation in New York are summarized below. The following information provides only a brief summary of the complex factors affecting the financial situation in New York, is derived from sources that are generally available to investors and is believed to be accurate. It is based on information drawn from official statements and prospectuses issued by, and other information reported by, the State of New York (the "State"), by its various public bodies (the "Agencies"), and by other entities located within the State, including the City of New York (the "City"), in connection with the issuance of their respective securities.

  There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of New York Municipal Obligations held in the portfolio of the New York Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

  (1) The State: The State has historically been one of the wealthiest states in the nation. For decades, however, the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City. The State has for many years had a very high state and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

  Slowdown of Regional Economy. A national recession commenced in mid-1990. The downturn continued throughout the State's 1990-91 fiscal year and was followed by a period of weak economic growth during the 1991 and 1992 calendar years. For calendar year 1993, the economy grew faster than in 1992, but still at a very moderate rate as compared to other recoveries. Moderate economic growth continued in calendar year 1994. Economic growth slowed within New York during 1995 as the expansion of the national economy moderated. The State has forecasted a slowdown in the expansion of the State's economy in 1996. Economic recovery started considerably later in the State than in the nation as a whole, the State's economic growth continues to lag behind the nation's, due in part to a significant retrenchment in the banking and financial services industries, downsizing by major corporations, cutbacks in defense spending, and an oversupply of office buildings. Many uncertainties exist in forecasts of both the national and State economies and there can be no assurance that the State's economy will perform at a level sufficient to meet the State's projections of receipts and disbursements.

  1996-97 Fiscal Year. The Governor issued a proposed Executive Budget for the 1996-97 fiscal year (the "Proposed Budget") on December 15, 1995, which projected a balanced general fund and receipts and disbursements of $31.3 billion and $31.2 billion, respectively. As of June 10, 1996, the State legislature had not yet enacted, nor had the Governor and the legislature reached an agreement on, the budget for the 1996-97 fiscal year which commenced on April 1, 1996. The Governor and the State's legislature have agreed on or proposed a series of short-term stopgap spending measures to fund State payrolls and advances to certain municipalities and certain State programs. The delay in the enactment of the budget may negatively affect certain proposed actions and reduce projected savings.

  The Proposed Budget and the 1996-97 Financial Plan provide for the closing of a projected $3.9 billion budget gap in the 1996-97 fiscal year by cost-containment savings in social welfare programs, savings from State agency restructurings, decreasing the level of some categories of local aid, new revenue measures and a reduction in the number of state employees. Up to $1.3 billion of gap closing measures by the State are dependent upon federal actions with respect to the Medicaid program that have not been enacted due to the federal budget impact. The Governor has proposed that, depending upon the ultimate form of Medicaid relief provided to the states, any resulting gap would be filled through a combination of increased revenues, additional cuts in spending for social services, and so-called "one shot" sources of revenue or cost savings.

  The Proposed Budget and the 1996-97 Financial Plan may be impacted negatively by uncertainties relating to the economy and tax collections. In particular, should the national economy grow more slowly than forecasted by the State, revenues received by the State would be adversely affected. In addition, proposed retroactive changes to the federal tax treatment of capital gains would flow through to the State and could significantly reduce tax receipts.

  1995-96 Fiscal Year. The Governor announced on April 3, 1996 that the State ended its 1994-95 fiscal year with an operating surplus of approximately $445 million. The State Legislature enacted the State's 1995-96 fiscal year budget on June 7, 1995, more than two months after the start of that fiscal year. As of January 19, 1996, the updated 1995-96 State Financial Plan (the "Plan") projected total general fund receipts and disbursements each of $32.7 billion representing reductions in receipts and disbursements of $144 million and $103 million, respectively, from the amounts set forth in the 1995-96 budget. The Plan projected for a General Fund balance of approximately $172 million at the close of the 1995-96 fiscal year.

  1994-95 Fiscal Year. The State ended the 1994-95 fiscal year with a General Fund balance of approximately $158 million.

  Future Fiscal Years. There can be no assurance that the State will not face substantial potential budget gaps in the future resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements. The Governor's budget for fiscal year 1996-97 projects that budget gaps of $1.4 billion and $2.5 billion may need to be closed for fiscal years 1997-98 and 1998-99, respectively.

  Indebtedness. As of March 31, 1995, the total amount of long-term State general obligation debt authorized but unissued stood at $1.8 billion. As of the same date, the State had approximately $5.2 billion in general obligation bonds, including $149 million in bond anticipation notes outstanding.

  The State originally projected that its borrowings for capital purposes during the State's 1995-96 fiscal year would consist of $248 million in general obligation bonds and bond anticipation notes and $186 million in general obligation commercial paper. The Legislature authorized the issuance of up to $33 million in certificates of participation in pools of leases for equipment and real property to be utilized by State agencies in fiscal year 1995-96. The Governor's budget for fiscal year 1996-97 projects approximately $400 million of borrowings by the state for capital purposes. The projections of the State regarding its borrowings for any fiscal year are subject to change if actual receipts fall short of State projections or if other circumstances require.

  In June 1990, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. As of June 30, 1995, LGAC has issued its bonds to provide net proceeds of $4.7 billion completing the program.

  Financing of capital programs by other public authorities of the State is also obtained from lease-purchase and contractual-obligation financing arrangements, the debt service for which is paid from State appropriations. As of March 31, 1995, there were $18 billion of such other financing arrangements outstanding and additional financings of this nature by public authorities. In addition, certain agencies had issued and outstanding approximately $7.0 billion of "moral obligation financings" as of March 31, 1995, which are to be repaid from project revenues. While there has never been a default on moral obligation debt of the State, the State would be required to make up any shortfall in debt service.

  Ratings. Moody's rating of the State's general obligation bonds stood at A on January 24, 1996, and S&P's rating stood at A- with a positive outlook, on January 24, 1996, an improvement from S&P's stable outlook from February 1994 through April 1993 and negative outlook prior to April 1993. Previously, Moody's lowered its rating to A on June 6, 1990, its rating having been A1 since May 27, 1986. S&P lowered its rating from A to A- on January 13, 1992. S&P's previous ratings were A from March 1990 to January 1992, AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987.

  Moody's maintained its A rating and S&P continued its A- rating in connection with the State's issuance of $116 million of general obligation bonds in January 1996.

  (2) The City and the Municipal Assistance Corporation ("MAC"): The City accounts for approximately 40% of the State's population and personal income, and the City's financial health affects the State in numerous ways.

  In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among other actions, the State Legislature (i) created MAC to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the State Financial Control Board (the "Control Board") to review and approve the City's budgets and four-year financial plans (the financial plans also apply to certain City-related public agencies).

  In recent years, the rate of economic growth in the City slowed substantially as the City's economy entered a recession. While by some measures the City's economy may have begun to recover, a number of factors, including poor performance by the City's financial services companies, may prevent a significant improvement in the City's economy and may in fact negatively impact upon the City's finances by reducing tax receipts. The City Comptroller has issued reports concluding that the recession of the City's economoy may be ending, but there is little prospect of any significant improvement in the near term.

  Fiscal Year 1997 and the 1996-1999 Financial Plan. On January 31, 1996, the Mayor released his preliminary $31 billion budget for fiscal year 1997, which included $2.0 billion of deficit reduction measures. The Mayor is seeking a $750 million reduction in mandated welfare and Medicaid expenditures from the State and a $643 million reduction in expenditures by City agencies and the Board of Education ("BOE") budget. The Mayor has also received from MAC for $125 million in fiscal year 1996 in return for a commitment by the City to cut projected City spending by $125 million in fiscal year 1997 and each of the next three fiscal years. On May 9, 1996, the Mayor released a revised fiscal year 1997 budget of $32.7 billion that would reduce overall spending from fiscal year 1996 and impose $1.1 billion of budget cuts on City agencies. The revised budget reduces reliance on savings in welfare and Medicaid expenditures by $250 million and restores $300 million of proposed tax cuts, including a recommended four year extension of the City surcharge on personal income taxes.

  The City Council has not yet approved the Mayor's revised fiscal year 1997 budget, although a tentative agreement on the budget was announced on June 10, 1996.

  The 1996-1999 Financial Plan (the "Plan"), as revised in May 1996, projected budget gaps of $1.4 billion and $2.3 billion for fiscal years 1998 and 1999, respectively. The 1996-1999 Financial Plan (the "Plan"), as revised in May 1996 by the Mayor, projected budget gaps of $1.4 and $2.3 billion for fiscal years 1998 and 1999, respectively. The forecasted budget shortfall in fiscal year 2000 could be as much as $2.9 million. The City Comptroller and State Comptroller have each warned that the fiscal year 1997 budget includes significant revenue risks. The State Comptroller has expressed concern that projected budget gaps for fiscal years 1999 and 2000 are each in excess of $2 billion despite the City's significant cost-cutting efforts.

  The amount of gap closing measures requiring State action set forth in the Plan is well in excess of proposed assistance to the City outlined in the Governor's Proposed Budget. Due to the continuing federal budget impasse, the City cannot be assured that its assumptions regarding the amount of federal aid or the impact of changes in federal law upon its operations or tax receipts. An extended delay by the State in adopting its 1996-97 fiscal year budget or in the adoption of the federal budget would negatively impact upon the City's financial condition and ability to close budget gaps for fiscal years 1997 and thereafter.

  The Mayor was required to submit an executive budget for fiscal year 1997 to the City Council in late April 1996. Due to continuing uncertainties related to the amount of State and federal aid, the City Council extended the date by which the Mayor was to submit such executive budget.

  Given the foregoing, there can be no assurance that the City will continue to maintain a balanced budget during fiscal year 1997 or thereafter, or that it can maintain a balanced budget without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.

  Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and the imminence of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by State law to exercise certain powers, including prior approval of City financial plans, proposed borrowings and certain contracts.

  The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. If the State experiences revenue shortfalls or spending increases beyond its projections during its 1996-97 fiscal year or subsequent years, such developments could result in reductions in projected State aid to the City. In addition, there can be no assurance that State budgets for the 1997-98 or future fiscal years will be adopted by the April 1 statutory deadline and that there will not be adverse effects on the City's cash flow and additional City expenditures as a result of such delays.

  The City projections set forth in the Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing of any regional and local economic recovery, the absence of wage increases in excess of the increases assumed in its financial plan, employment growth, provision of State and Federal aid and mandate relief, State legislative approval of future State budgets, levels of education expenditures as may be required by State law, adoption of future City budgets by the New York City Council, approval by the Governor or the State Legislature and the cooperation of MAC with respect to various other actions proposed in the Plan and changes in federal tax law.

  The City's ability to maintain a balanced operating budget is dependent on whether it can implement necessary service and personnel reduction programs successfully. As discussed above, the City must identify additional expenditure reductions and revenue sources to achieve balanced operating budgets for fiscal year 1997 and thereafter. Any such proposed expenditure reductions will be difficult to implement because of their size and the substantial expenditure reductions already imposed on City operations in recent years.

  Attaining a balanced budget is also dependent upon the City's ability to market its securities successfully in the public credit markets. On May 3, 1996, the Mayor announced a $1 billion reduction in City capital spending over a five year period through fiscal year 2000. The City's financing program for fiscal years 1996 through 1999 contemplates capital spending of $14.1 billion, which will be financed through issuance of general obligation bonds, Water Authority Revenue Bonds and Covered Organization obligations, and will be used primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make capital investments. The City's financing program assumes the receipt of approximately $1 billion from the sale of City's sewer and water systems. However, the City Comptroller has obtained a court order blocking such sale, which the City is appealing. In the event such appeal is unsuccessful the City would be required to reduce capital spending during the next four years or find additional sources of funds in such amount. A significant portion of such bond financing is used to reimburse the City's general fund for capital expenditures already incurred. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The terms and success of projected public sales of City general obligation bonds and notes will be subject to prevailing market conditions at the time of the sale, and no assurance can be given that the credit markets will absorb the projected amounts of public bond and note sales. In addition, future developments concerning the City and public discussion of such developments, the City's future financial needs and other issues may affect the market for outstanding City general obligation bonds and notes. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned operating and capital expenditures.

  Absent appropriate legislative relief, the City may also face limitations on its borrowing capacity after 1998 under the State's Constitution that will prevent it from borrowing additional funds, as a result of the decrease in real estate values within the City. The inability to finance capital improvements would increase the City's budget gaps in later years or require it to significantly curtail capital spending which would lead to a deterioration in the City's infrastructure and ability to deliver services.

  The City is a defendant in a significant number of lawsuits and is subject to numerous claims and investigations, including, but not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out its financial plan. As of June 30, 1995, the City estimated its potential future liability on outstanding claims to be $2.5 billion.

  On January 30, 1995, Robert L. Schulz and other defendants commenced a federal district court action seeking among other matters to cancel the issuance on January 31, 1995 of $659 million of City bonds. While the federal courts have rejected requests for temporary restraining orders and expedited appeals, the case is still pending. The City has indicated that it believes the action to be without merit as it relates to the City, but there can be no assurance as to the outcome of the litigation and an adverse ruling or the granting of a permanent injunction would have a negative impact on the City's financial condition and its ability to fund its operations.

  Fiscal Year 1996. New York City adopted its fiscal year 1996 budget in June, 1995 and submitted its Financial Plan for the 1996 fiscal year to the Control Board on July 11, 1995. The fiscal 1996 budget and Financial Plan originally provided for spending of $31.4 billion and closed a budget gap of $3.1 billion. However, in January 1996 additional unexpected budget gaps totaling approximately $760 million were identified in the fiscal 1996 budget. The widening of the budget gap for fiscal year 1996 resulted from shortfalls in tax revenues and State and federal aid and the failure to achieve Medicaid, welfare and other savings at the levels projected. The City has undertaken a number of actions to close the recently discovered gap, including additional agency cuts, refinancing of MAC debt, the proposed sale of the City's parking meters and the proposed sale of approximately $250 million of uncollected tax liens. The City Comptroller has questioned whether the City will be able to close the remaining budget gap for fiscal year 1996 prior to fiscal year-end on June 30, 1996 and has criticized certain gap-closing measures as being at the expense of future revenues.

  Fiscal Years 1991 through 1995. The City achieved balanced operating results in accordance with generally accepted accounting principles for fiscal years 1991 through 1995. The City was required to close substantial budget gaps in these fiscal years in order to maintain balanced operating results.

  Ratings. As of the date of this prospectus, Moody's rating of the City's general obligation bonds stood at Baa1 and S&P's rating stood at A-. On February 11, 1991, Moody's had lowered its rating from A.

  On March 1, 1996, Moody's confirmed its Baa1 rating in connection with a scheduled March 1996 sale of $1.3 billion of the City's general obligation bonds but indicated that it would review such rating for a possible downgrade following adoption of the City's 1997 fiscal year budget. S&P also confirmed its rating of the City's general obligation bonds in connection with such general obligation bond issue in March 1996.

  In January 1995, in response to the City's plan to borrow $120 million to refund debt due in February without imposing additional cuts in the fiscal 1995 budget, S&P's placed the City on negative credit watch. In late May 1996, S&P confirmed the City's rating citing improvements in the revised fiscal year 1997 budget. Any rating decrease would negatively affect the marketability of the City's bonds and significantly increase the City's financing costs.

  On October 12, 1993, Moody's increased its rating of the City's issuance of $650 million of Tax Anticipation Notes ("TANs") to MIG-1 from MIG-2. Prior to that date, on May 9, 1990, Moody's revised downward its rating on outstanding City revenue anticipation notes from MIG-1 to MIG-2 and rated the $900 million notes then being sold MIG-2. S&P's rating of the October 1993 TANs issue increased to SP-1 from SP-2. Prior to that date, on April 29, 1991, S&P revised downward its rating on City revenue anticipation notes from SP-1 to SP-2.

  As of December 31, 1995, the City and MAC had, respectively, $24.4 billion and $4.0 billion of outstanding net long-term indebtedness.

  (3) The State Agencies: Certain Agencies of the State have faced substantial financial difficulties which could adversely affect the ability of such Agencies to make payments of interest on, and principal amounts of, their respective bonds. The difficulties have in certain instances caused the State (under so-called "moral obligation" provisions, which are non-binding statutory provisions for State appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies. Moreover, it is expected that the problems faced by these Agencies will continue and will require increasing amounts of State assistance in future years. Failure of the State to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obligations could result in a default by one or more of the Agencies. Such default, if it were to occur, would be likely to have a significant adverse affect on investor confidence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with Federal guarantees of City and MAC obligations and could thus jeopardize the City's long-term financing plans.

  As of September 30, 1994, the State reported that eighteen Agencies each had outstanding debt of $100 million or more and an aggregate of $70.3 billion of outstanding debt, some of which was state-supported, state-relatd debt.

  (4) State Litigation: The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a variety of significant social welfare programs primarily involving the State's mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.

  The State is also engaged in a variety of claims wherein significant monetary damages are sought. Actions commenced by several Indian nations claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of approximately six million acres of land, as well as compensatory and punitive damages.

  (5) Other Municipalities: Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance. The potential impact on the State of such actions by localities is not included in projections of State receipts and expenditures in the State's 1994-95 fiscal year.

  Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State (other than New York City) was approximately $17.7 billion. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for State financing at the close of their fiscal year ending in 1993. In December 1995, in reaction to continuing financial problems, the Troy Municipal Assistance Corp., which was created in 1995, imposed a 1996 budget plan upon Troy, New York. Troy MAC had been expected to refinance $35 million of revenue bonds issued by Troy, for which Troy lacks resources to fund debt service. Such revenue bonds have not to date been refinanced. A similar municipal assistance corporation has also been established for Newburgh. In addition, several other smaller New York cities, including Utica, Rome, Schenectady and Niagara Falls have faced continuing budget deficits, as federal and state aid and local tax revenues have declined while government expenses have increased. The financial problems being experienced by the State's smaller urban centers place additional strains upon the State's financial condition at a time when the State is struggling with its own budget gaps.

  Certain proposed Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. In addition, proposed changes in the treatment of capital gains for federal income tax purposes could reduce tax receipts of the state and city. If the State, New York City or any of the Agencies were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State, including notes or bonds in the Fund, could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

  However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO NEW JERSEY

  As described above, except to the extent the New Jersey Municipal Bond Fund and the New Jersey Intermediate Municipal Bond Fund (the "New Jersey Funds") invest in temporary investments, the New Jersey Funds will invest substantially all of its net assets in New Jersey Municipal Obligations. The New Jersey Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of New Jersey Municipal Obligations. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of the accuracy or completeness of any of the following information.

  There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on State or local governmental finances generally, will not adversely affect the market value of New Jersey Municipal Obligations held in the portfolio of the New Jersey Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

  The State and Its Economy. The State is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1994 the State ranked second among the states in per capita personal income ($27,742).

  The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum. In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.

  The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 6.6% in April 1996, which is greater than the national average of 5.4% in April 1996.

  Because some sectors will lag due to continued excess capacity, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained, and certain firms will continue to merge or downsize to increase profitability. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace.

  Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1995, there was a total authorized bond indebtedness of approximately $9.48 billion, of which $3.65 billion was issued and outstanding, $4.0 billion was retired (including bonds for which provision for payment has been made through the sale and issuance of refunding bonds) and $1.83 billion was unissued. The debt service obligation for such outstanding indebtedness is $466.3 million for fiscal year 1996.

  New Jersey's Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of fiscal year 1989, there was a surplus in the State's general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $411.2 million. At the end of fiscal year 1990, there was a surplus in the general fund of $1.0 million. At the end of fiscal year 1991, there was a surplus in the general fund of $1.4 million. New Jersey closed its fiscal year 1992 with a surplus in the general fund of $760.8 million, fiscal year 1993 with a surplus of $937.4 million, and fiscal year 1994 with a surplus of $926.0 million. It is estimated that New Jersey closed its fiscal year 1995 with a surplus of $569 million.

  In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

  The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6.0% to 7.0% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, disposable paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates of receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

  The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2.0% to 3.5% to a new range of 2.0% to 7.0%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

  The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation the State assumed approximately $289.0 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.

  Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% up to 10% in income tax rates took effect.

  On June 30, 1995, Governor Whitman signed the New Jersey Legislature's $16.0 billion budget for fiscal year 1996. The balanced budget, which includes $541 million in surplus, is $300 million more than the 1995 budget. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect estimated tax revenues.

 Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases challenging the following: the funding of teachers' pension funds, the adequacy of Medicaid reimbursement for hospital services, the hospital assessment authorized by the Health Care Reform Act of 1992, various provisions, and the constitutionality, of the Fair Automobile Insurance Reform Act of 1990, the State's role in a consent order concerning the construction of a resource facility in Passaic County, actions taken by the Bureau of Securities against an individual, the State's actions regarding alleged chromium contamination of State-owned property in Hudson County, the issuance of emergency redirection orders and a draft permit by the Department of Environmental Protection and Energy, refusal of the State to share with Camden County federal funding the State recently received for disproportionate share hospital payments made to county psychiatric facilities, and the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

  At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition, at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims.

  Debt Ratings. For many years prior to 1991, both Moody's and S&P had rated New Jersey general obligation bonds Aaa and AAA, respectively. On July 3, 1991, however, S&P downgraded New Jersey general obligation bonds to AA+. On June 4, 1992, S&P placed New Jersey general obligation bonds on CreditWatch with negative implications, citing as its principal reason for its caution the denial by the federal government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the budget must be closed before the new budget year began on July 1, 1992. S&P suggested the State could close fiscal year 1992's budget gap and help fill fiscal year 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability.

  On July 6, 1992, S&P reaffirmed its AA+ rating for New Jersey general obligation bonds and removed the debt from its CreditWatch list, although it stated that New Jersey's long-term financial outlook was negative. S&P was concerned that the State was entering fiscal year 1993 with only a $26 million surplus and remained concerned about whether the State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, S&P announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. S&P reaffirmed its AA+ rating at the same time.

  On August 24, 1992, Moody's downgraded New Jersey general obligation bonds to Aa1, stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its Aa1 rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (albeit rising) debt ratios, and, on the negative side, a continued reliance on one-time revenues and a dependence on pension-related savings to achieve budgetary balance.

  There can be no assurance that these ratings will continue.

  Other Issuers of New Jersey Municipal Obligations. There are a number of state agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA

  As described above, except to the extent the California Municipal Bond Fund and the California Insured Municipal Bond Fund (the "California Funds") invest in temporary investments, the California Funds will invest substantially all of their assets in California Municipal Obligations. The Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of California Municipal Obligations.

  These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters that are described below. The following information provides only a brief summary of the complex factors affecting the financial situation in California (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California Municipal Obligations.

  During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1994. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

ECONOMIC OVERVIEW

  California's economy is the largest among the 50 states and one of the largest in the world. The State's population of more than 32 million represents over 12% of the total United States population and grew by 27% in the 1980s. Total personal income in the State, at an estimated $703 billion in 1994, accounts for almost 13% of all personal income in the nation. Total employment is over 14 million, the majority of which is in the service, trade and manufacturing sectors.

  From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since early 1994. Pre-recession job levels are expected to be reached in 1996. Unemployment, while remaining higher than the national average, has come down substantially from its 10% peak in January. Economic indicators show a steady recovery underway in California since the start of 1994. However, any delay or reversal of the recovery may create new shortfalls in State revenues.

CONSTITUTIONAL AND STATUTORY LIMITATIONS ON TAXES AND APPROPRIATIONS

  Limitation on Taxes. Certain California Municipal Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

  Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

  Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State of 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

  Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

  Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

  The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

  "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State limit. State appropriations were $6.5 billion under the limit for fiscal year 1995-96.

  A 1986 initiative statute, called "Proposition 62," imposed additional limits on local governments by requiring either majority or 2/3 voter approval for any increases in "general taxes" or "special taxes," respectively (other than property taxes, which are unchangeable). Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September, 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition 62. Many aspects of this decision remain unclear (such as its impact on charter (home rule) cities, and whether it will have retroactive effect), but its future effect will be to further limit the fiscal flexibility of many local governments.

  Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or
Article XIIIB on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

OBLIGATIONS OF THE STATE OF CALIFORNIA

  Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $23.8 billion at February 1, 1996. In FY 1994-95, debt service on general obligation bonds and lease purchase debt was approximately 5.3% of General Fund revenues.

RECENT FINANCIAL RESULTS

  The principal sources of General Fund revenues in 1994-1995 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the "Economic Uncertainties Fund"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the Economic Uncertainties Fund are included for financial reporting purposes in the General Fund balance. In most recent years, the State has budgeted to maintain the Economic Uncertainties Fund at around 3% of General Fund expenditures but essentially no reserve was budgeted from 1992-93, to 1995-96 because revenues had been reduced by the recession and an accumulated budget deficit had to be paid.

  General. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

  Since the start of the 1990-91 fiscal year, the State has faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

  Recent Budgets. As a result of these factors, among others, from the late 1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the years 1991-92 to 1995-96, including:

  . significant cuts in health and welfare program expenditures;

  . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

  . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

  . reduction in growth of support for higher education programs, coupled with increases in student fees;

  . revenue increases (particularly in the 1992-93 Fiscal Year budget), most of which were for a short duration;

  . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

  . various one-time adjustment and accounting changes.

  Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that is was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

  The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equals in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94, 1994-95, and 1995-96 which have reduced the accumulated budget deficit to about $70 million as of June 30, 1996.

  A consequence of the accumulated budget deficits in the early 1990's together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders.

  The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowings during a fiscal year.

  Current Budget. For the first time in four years, the State entered the 1995-96 fiscal year with strengthening revenues based on an improving economy. The major feature of the Governor's proposed Budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.

  The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from prior years. Expenditures were budgeted at $43.4 billion, a 4 percent increase. A principal feature of the 1995-96 Budget Act, in addition to those noted above was the first significant increase in per-pupil funding for public schools and community colleges in four years.

  In its regular budget update in May, 1996, the Department of Finance indicated that, with the strengthening economy, State General Fund revenues for 1995-96 would be about $46.1 billion, some $2 billion higher than originally estimated. Because of mandated spending for public schools, the failure to receive expected federal aid for illegal immigrants, and the failure of Congress to enact welfare reform which the Administration had expected would reduce State costs, expenditures for 1995-96 were also increased, to about $45.4 billion. As a result, the Department estimated that the accumulated budget deficit would be reduced to about $70 million as of June 30, 1996.

  As a result of the improved revenues, that State's cash position has substantially recovered. Only $2 billion of cash flow borrowing was needed during 1995-96, and only about $3 billion is projected for 1996-97, with no external borrowing over the end of the fiscal year.

  The Governor's proposed budget for 1996-97 projects $47.1 billion of revenues and transfers, and $46.5 billion of expenditures, resulting in a budget reserve at June 30, 1997 of about $500 million. A number of issues related to the 1996-97 budget still have to be resolved, including the Governor's tax reduction proposals, and his proposals for further health and welfare cuts.

BOND RATING

  State general obligation bonds are currently rated A1 by Moody's and A by S&P. Both of these ratings have been reduced in several stages from AAA levels which the State held until late 1991.

  There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

LEGAL PROCEEDINGS

  The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

OBLIGATIONS OF OTHER ISSUERS

OTHER ISSUERS OF CALIFORNIA MUNICIPAL OBLIGATIONS

  There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

  State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. Los Angeles County, the largest in the State, faced a nominal $1.2 billion gap in its 1995-96 budget, half of which was in the County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the County pursuant to special legislation. The

County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, just emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy.

  Assessment Bonds. California Municipal Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

  California Long Term Lease Obligations. Certain California long-term lease obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

  Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State was named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court has upheld the validity of the District's lease, and the case has been settled. Any judgment in any future case against the position asserted by the Trustee in the Richmond case may have adverse implications for lease transactions of a similar nature by other California entities.

OTHER CONSIDERATIONS

  The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by healthcare and hospital revenues may be affected by changes in State regulations, governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

  Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

  Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

  The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the Fund may invest, future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California Municipal Obligations.

  Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any California Municipal Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

FACTORS PERTAINING TO CONNECTICUT

  Connecticut's economy, historically based on the insurance, defense manufacturing, finance and real estate industries, is slowly recovering from one of the most severe recessions in the country, which was due in part to reductions in defense spending and the downsizing of the forgoing industries. The construction, trade and service industries are expected to lead the state's economic recovery. Connecticut is the highest income state in the nation.

  The state's unaudited general fund revenues for fiscal year 1995-96 were
$     billion against expenditure of $   , adding to a cumulative general fund
deficit of $     million. [Status of the 1996-97 budget] The state's 1995
unemployment rate was     % and average personal income was $    . While the
state's per capita personal income levels are 135% of the national average, the state's ratio of tax-supported debt to personal income is among the highest in the nation. These high debts are expected to limit the state's financial flexibility. The state's general obligation bonds are rated Aa by Moody's and AA- by Standard and Poor's.

FACTORS PERTAINING TO MASSACHUSETTS

  As described above, except to the extent the Massachusetts Municipal Bond Fund and the Massachusetts Insured Municipal Bond Fund (the "Massachusetts Funds") invest in temporary investments, the Massachusetts Funds will invest substantially all of its net assets in Massachusetts Municipal Obligations. The Massachusetts Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of Massachusetts Municipal Obligations. Without intending to be complete, the following briefly summarizes the current financial situation, as well as some of the complex factors affecting the financial situation, in the Commonwealth of Massachusetts (the "Commonwealth"). It is derived from sources that are generally available to investors and is based in part on information obtained from various agencies in Massachusetts. No independent verification has been made of the accuracy or completeness of the following information.

  There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on Commonwealth or local government finances generally, will not adversely affect the market value of Massachusetts Obligations in the Funds or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

  Since 1988, there has been a significant slowdown in the Commonwealth's economy, as indicated by a rise in unemployment, a slowing of its per capita income growth and declining state revenues. Since fiscal 1991, the Commonwealth's revenues for state government programs have exceeded expenditures. However, no assurance can be given that lower than expected tax revenues will not resume and continue.

  1996 Fiscal Year Budget. On July 21, 1995, the Governor signed the Commonwealth's budget for fiscal 1996. The fiscal 1996 budget is based on estimated budgeted revenues and other sources of approximately $16.778 billion, which includes fiscal 1996 tax revenues of $11.653 billion. Estimated fiscal 1996 tax revenues are approximately $490 million, or 4.3%, higher than estimated fiscal 1995 tax revenues.

  Fiscal 1996 non-tax revenues are projected to total $5.58 billion, approximately $66 million, or 1.3%, less than fiscal 1995 non-tax revenues of approximately $5.224 billion. Federal reimbursements are projected to decrease by approximately $1 million from approximately $2.970 billion in fiscal 1995 to approximately $2.969 billion in fiscal 1996, primarily as a result of increased reimbursements for Medicare spending, offset by a reduction in reimbursements received in 1995 for one-time Medicare expenses incurred in fiscal 1994 and fiscal 1995. Fiscal 1996 departmental revenues are projected to decline by approximately $94 million, or 7.4%, from approximately $1.273 billion in fiscal 1995 to approximately $1.179 billion in fiscal 1996. Major changes in projected non-tax received for fiscal 1996 include a decline in motor vehicle license and registration fees, reduction of abandoned property revenues and a decrease due to non-recurring revenues received in fiscal 1995 from hospitals and nursing homes as part of Medicare fiscal rate settlements and other reimbursements by municipal hospital to the state.

  Fiscal 1996 appropriations in the Annual Appropriations Act total approximately $16.847 billion, including approximately $25 million in gubernatorial vetoes overridden by the legislature. In the final supplemental budget for fiscal 1995, approved on August 24, 1995, another $71.1 million of appropriations were continued for use in 1996.

  As of February 1, 1996, the Governor had signed into law fiscal 1996 supplemental appropriations totalling approximately $23.5 million, including approximately $12.6 million to fund higher education collective bargaining contracts and $5.6 million for the Department of Social Services. These appropriations were offset by approximately $10.4 million in line item reductions, including a reduction of $9.8 million for the state's debt service contract assistance to the MBTA. Both the House and Senate have passed supplemental appropriation bills totalling $64.8 million primarily relating to snow and ice removal costs incurred by both the Commonwealth and cities and towns. The bills are currently awaiting resolution by a conference committee of the House and Senate. On January 26, 1996 and February 9, 1996, the Governor filed additional supplemental appropriation bills totalling approximately $7.3 million for costs relating to prison overcrowding relief as well as reimbursement costs associated with a court settlement. No action has been taken on these bills by either branch of the Legislature.

  As of May 28, 1996, fiscal 1996 projected spending is approximately $16.963 billion, including approximately $153.2 million reserved for contingencies. Projected revenues are approximately $16.851 billion.

  The fiscal 1996 tax revenue projection is $11.684 billion, which represents an increase of approximately $80 million from the earlier estimate, based upon tax revenue collections through April 1996.

  The fiscal 1996 budget is based on numerous spending and revenue estimates the achievement of which cannot be assured.

  1995 Fiscal Year. Budgeted revenues and other sources, including non-tax revenues, collected in fiscal 1995 were approximately $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 revenues of $15.550 billion. Fiscal 1995 tax revenue collections were approximately $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $10.151 billion and $556 million, or 5.2%, above fiscal year tax revenues of $10.607 billion.

  Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7%, above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

  On February 10, 1995, the Governor signed into law certain reforms to the Commonwealth's program for Aid to Families with Dependent Children ("AFDC") which take effect on July 1, 1995, subject to federal approval of certain waivers. The revised program reduces AFDC benefits to able bodied recipients by 2.75%, while allowing them to keep a larger portion of their earned wages, requires approximately 22,000 able-bodied parents of school-aged children to work or perform community service for 20 hours per week and requires approximately 16,000 recipients who have children between the ages of two and six to participate in an education or training program or perform community service. The plan also establishes a pilot program for up to 2,000 participants that offers tax credits and wage subsidies to employers who hire welfare recipients. Parents who find employment will be provided with extended medical benefits and day care benefits for up to one year. The plan mandates paternal identification, expands funding for anti-fraud initiatives, and requires parents on AFDC to immunize their children. Parents who are disabled, caring for a disabled child, have a child under the age of two, or are teen-agers living at home and attending high school, will continue to receive cash assistance. Since most provisions of the new law do not take effect until July 1, 1995, the Executive Office for Administration projects that the reforms will not materially affect fiscal 1995 public assistance spending. The fiscal 1995 expenditure estimate of $16.449 billion includes $247.8 million appropriated to fund the Commonwealth's public assistance programs for the last four months of fiscal 1995. The Commonwealth is currently evaluating the new law's impact on fiscal 1996 projected spending for public assistance programs.

  On November 8, 1994, the voters in the statewide general election approved an initiative petition that would slightly increase the portion of the gasoline tax revenue credited to the Highway Fund, one of the Commonwealth's three major budgetary funds, prohibit the transfer of money from the Highway Fund to other funds for non-highway purposes and do the Highway Fund balance in the computation "consolidated net surplus" for purposes of state finance laws. The initiative petition also provides that no more than 15% of gasoline tax revenues may be used for mass transportation purposes, such as expenditures related to the Massachusetts Bay Transit Authority. The Executive Office of Administration and Finance is analyzing the effect, if any, this initiative petition, which became law on December 8, 1994, may have on the fiscal 1995 budget and it currently does not expect it to have any materially adverse impact. This is not a constitutional amendment and is subject to amendment or repeal by the Legislature, which may also, notwithstanding the terms of the petition, appropriate moneys from the Highway Fund in such amounts and for such purposes as it determines, subject only to a constitutional restriction that such moneys be used for highways or mass transit purposes.

  1994 Fiscal Year. Fiscal 1994 tax revenue collections were approximately $10.607 billion, $87 million below the Department of Revenue's fiscal year 1994 tax revenue estimate of $10.694 billion and $677 million above fiscal 1993 tax revenues of $9.930 billion. Budgeted revenues and other sources, including non-tax revenues, collected in fiscal 1994 were approximately $15.550 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period. Budgeted expenditures and other uses of funds in fiscal 1994 were approximately $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.

  As of June 30, 1994, the Commonwealth showed a year-end cash position of approximately $757 million, as compared to a projected position of $599 million.

  In June, 1993, the Legislature adopted and the Governor signed into law comprehensive education reform legislation. This legislation required an increase in expenditures for education purposes above fiscal 1993 base spending of $1.288 billion of approximately $175 million in fiscal 1994. The Executive Office for Administration and Finance expects the annual increases in expenditures above the fiscal 1993 base spending of $1.288 billion to be approximately $396 million in fiscal 1995, $625 million in fiscal 1996 and $868 million in fiscal 1997. Additional annual increases are also expected in later fiscal years. The fiscal 1995 budget as signed by the Governor includes $896 million in appropriations to satisfy this legislation.

  1993 Fiscal Year. The Commonwealth's budgeted expenditures and other uses were approximately $14.696 billion in fiscal 1993, which is approximately $1.280 billion or 9.6% higher than fiscal 1992 expenditures and other uses. Final fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures. Budgeted revenues and other sources for fiscal 1993 totalled approximately $14.710 billion, including tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to fiscal 1993, while tax revenues increased by 4.7% for the same period. Overall, fiscal 1993 ended with a surplus of revenues and other sources over expenditures and other uses of $13.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million. After payment in full of the distribution of local aid to the Commonwealth's cities and towns ("Local Aid") and the retirement of short term debt, the Commonwealth showed a year end cash position of approximately $622.2 million, as compared to a projected position of $485.1 million.

  1992 Fiscal Year. The Commonwealth's budgeted expenditures and other uses were approximately $13.4 billion in fiscal 1992, which is $238.7 million or 1.7% lower than fiscal 1991 budgeted expenditures. Final fiscal 1992 budgeted expenditures were $300 million more than the initial July 1991 estimates of budgetary expenditures, due in part to increases in certain human services programs, including an increase of $268.7 million for the Medicaid program and $50.0 million for mental retardation consent decree requirements. Budgeted revenues and other sources for fiscal 1992 totalled approximately $13.7 billion (including tax revenues of approximately $9.5 billion), reflecting an increase of approximately 0.7% from fiscal 1991 to 1992 and an increase of 5.4% in tax revenues for the same period. Overall, fiscal 1992 is estimated to have ended with an excess of revenues and other sources over expenditure and other uses of $312.3 million. After payment in full of Local Aid in the amount of $514.0 million due on June 30, 1992, retirement of the Commonwealth's outstanding commercial paper (except for approximately $50 million of bond anticipation notes) and certain other short term borrowings, as of June 30, 1992, the end of fiscal 1992, the Commonwealth showed a year-end cash position of approximately $731 million, as compared with the Commonwealth's cash balance of $182.3 million at the end of fiscal 1991.

  1991 Fiscal Year. Budgeted expenditures for fiscal 1991 were approximately $13.659 billion, as against budgeted revenues and other sources of approximately $13.634 billion. The Commonwealth suffered an operating loss of approximately $21.2 million. Application of the adjusted fiscal 1990 fund balances of $258.3 million resulted in a fiscal 1991 budgetary surplus of $237.1 million. State law requires that approximately $59.2 million of the fiscal year ending balances of $237.1 million be placed in the Stabilization Fund, a reserve from which funds can be appropriated (i) to make up any difference between actual state revenues in any fiscal year in which actual revenues fall below the allowable amount, (ii) to replace state and local losses by federal funds or (iii) for any event, as determined by the legislature, which threatens the health, safety or welfare of the people or the fiscal stability of the Commonwealth or any of its political subdivisions.

  Upon taking office in January 1991, the new Governor proposed a series of legislative and administrative actions, including withholding of allotments under Section 9C of Chapter 29 of the General Laws, intended to eliminate the projected deficits. The new Governor's review of the Commonwealth's budget indicated projected spending of approximately $14.1 billion with an estimated $850 million in budget balancing measures that would be needed prior to the close of fiscal 1991. At that time, estimated tax revenues where revised to approximately $8.8 billion, $903 million less than was estimated at the time the fiscal 1991 budget was adopted. The Legislature adopted a number of the Governor's recommendations and the Governor took certain administrative actions not requiring legislative approval, including the adoption of a state employee furlough program. It is estimated by the Commonwealth that spending reductions achieved through savings initiatives and withholding of allotments total approximately $484.3 million in aggregate for fiscal 1991. However, these savings and reductions may be impacted negatively by litigation pursued by third parties concerning the Governor's actions under Section 9C of Chapter 29 of the General Laws and with regard to the state employee furlough program.

  In addition, the new administration in May 1991 filed an amendment to its Medicaid state plan that enables it to claim 50% federal reimbursement on uncompensated care payments for certain hospitals in the Commonwealth. As a result, in fiscal 1991, the Commonwealth obtained additional non-tax revenues in the form of federal reimbursements equal to approximately $513 million on account of uncompensated care payments. This reimbursement claim was based upon recent amendments of federal law contained in the Omnibus Budget Reconciliation Act of 1990 and, consequently, on relatively undeveloped federal laws, regulations and guidelines. At the request of the federal Health Care Financing Administration, the Office of Inspector General of the United States Department of Health and Human Services has commenced an audit of the reimbursement. The administration, which had reviewed the matter with the Health Care Financing Administration prior to claiming the reimbursement, believes that the Commonwealth will prevail in the audit.

If the Commonwealth does not prevail, the Commonwealth would have the right to contest an appeal, but could be required to pay all or part of Medicaid reimbursements with interest and to have such amount deducted from future reimbursement payments.

  Employment. Reversing a trend of relatively low unemployment during the early and mid 1980's, the Massachusetts unemployment rate beginning in 1990 increased significantly to where the Commonwealth's unemployment rate exceeded the national unemployment rate. During 1990, the Massachusetts unemployment rate increased from 4.5% in January to 6.1% in July to 6.7% in August. During 1991, the Massachusetts unemployment rate averaged 9.0% while the average United States unemployment rate was 6.7%. The Massachusetts unemployment rate during 1992 averaged 8.5% while the average United States unemployment rate was 7.4%. Since 1993, the average monthly unemployment rate has declined steadily. The Massachusetts unemployment rate in February 1996 was 5.0%, as compared with the United States unemployment rate of 5.5% for the same period. Other factors which may significantly and adversely affect the employment rate in the Commonwealth include reductions in federal government spending on defense-related industries. Due to this and other considerations, there can be no assurance that unemployment in the Commonwealth will not increase in the future.

  Debt Ratings. S&P currently rates the Commonwealth's uninsured general obligation bonds at A+. At the same time, S&P currently rates state and agency notes at SP1. From 1989 through 1992, the Commonwealth had experienced a steady decline in its S&P rating, with its decline beginning in May 1989, when S&P lowered its rating on the Commonwealth's general obligation bonds and other Commonwealth obligations from AA+ to AA and continuing a series of further reductions until March 1992, when the rating was affirmed at BBB.

  Moody's currently rates the Commonwealth's uninsured general obligation bonds at A1. From 1989 through 1992, the Commonwealth had experienced a steady decline in its rating by Moody's since May 1989. In May 1989, Moody's lowered its rating on the Commonwealth's notes from MIG-1 to MIG-2, and its rating on the Commonwealth's commercial paper from P-1 to P-2. On June 21, 1989, Moody's reduced the Commonwealth's general obligation rating from Aa to A. On November 15, 1989, Moody's reduced the rating on the Commonwealth's general obligations from A to Baa1, and on March 9, 1990, Moody's reduced the rating of the Commonwealth's general obligation bonds from Baa1 to Baa.

  There can be no assurance that these ratings will continue.

  In recent years, the Commonwealth and certain of its public bodies and municipalities have faced serious financial difficulties which have affected the credit standing and borrowing abilities of Massachusetts and its respective entities and may have contributed to higher interest rates on debt obligations. The continuation of, or an increase in, such financial difficulties could result in declines in the market values of, or default on, existing obligations including Massachusetts Obligations in the Fund. Should there be during the term of the Fund a financial crisis relating to Massachusetts, its public bodies or municipalities, the market value and marketability of all outstanding bonds issued by the Commonwealth and its public authorities or municipalities including the Massachusetts Obligations in the Fund and interest income to the Fund could be adversely affected.

  Total Bond and Note Liabilities. The total general obligation bond indebtedness of the Commonwealth (including Dedicated Income Tax Debt and Special Obligation Debt) as of April 1, 1996 was approximately $10.093 billion. There were also outstanding approximately $240 million in general obligation notes and other short term general obligation debt. The total bond and note liabilities of the Commonwealth as of April 1, 1996, including guaranteed bond and contingent liabilities was approximately $13.818 billion.

  Debt Service. During the 1980s, capital expenditures were increased substantially, which has had a short term impact on the cash needs of the Commonwealth and also accounts for a significant rise in debt service during that period. In November, 1988, the Executive Office for Administration and Finance established an administrative limit on state-financed capital spending in the Capital Projects Fund of $925 million per fiscal year. Capital expenditures were $847.0 million, $694.1 million, $575.9 million, $760.6 million and $902.2 million in fiscal 1991, fiscal 1992, fiscal 1993, fiscal 1994 and fiscal 1995, respectively. Commonwealth-financed capital expenditures are projected to be approximately $898.0 million in fiscal 1996. Debt service expenditures for fiscal 1991, fiscal 1992, fiscal 1993, fiscal 1994 and fiscal 1995 were $942.3 million, $898.3 million, $1.140 billion, $1.149 billion, and $1.231 billion, respectively, and are projected to be approximately $1.199 billion for fiscal 1996. The amounts represented do not include debt service on notes issued to finance certain Medicare-related liabilities, certain debt service contract assistance payment to Massachusetts Bay Transportation Authority ($205.5 million projected in fiscal 1996), the Massachusetts Convention Center ($24.6 million projected in fiscal 1996), the Massachusetts Government Land Bank ($6 million projected in fiscal 1996), the Massachusetts Water Pollution Abatement Trust ($16.6 million projected in fiscal 1996) and grants to municipalities under the school building assistance program to defray a portion of the debt service costs on local school bonds ($174.5 million projected in fiscal 1996).

  In January 1990, legislation was passed to impose a limit on debt service beginning in fiscal 1991, providing that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt (excluding the Fiscal Recovery Bonds). The percentage of total appropriations expended from the budgeted operating funds for debt service (excluding debt service on Fiscal Recovery Bonds) for fiscal 1994 is 5.6% which is projected to increase to 5.9% in fiscal 1995.

  Certain Liabilities. Among the material future liabilities of the Commonwealth are significant unfunded general liabilities of its retirement systems and a program to fund such liabilities; a program whereby, starting in 1978, the Commonwealth began assuming full financial responsibility for all costs of the administration of justice within the Commonwealth; continuing demands to raise aggregate aid to cities, towns, schools and other districts and transit authorities above current levels; and Medicaid expenditures which have increased each year since the program was initiated. The Commonwealth has signed consent decrees to continue improving mental health care and programs for the mentally retarded in order to meet federal standards, including those governing receipt of federal reimbursements under various programs, and the parties in those cases have worked cooperatively to resolve the disputed issues.

  As a result of comprehensive legislation approved in January, 1988, the Commonwealth is required, beginning in fiscal 1989 to fund future pension liabilities currently and to amortize the Commonwealth's unfunded liabilities over 40 years. The funding schedule must provide for annual payments in each of the ten years ending fiscal 1998 which are at least equal to the total estimated pay-as-you-go pension costs in each year. As a result of this requirement, the funding requirements for fiscal 1996, 1997 and 1998 are estimates to be increased to approximately $1.007 billion, $1.061 billion and $1.128 billion, respectively.

  Litigation. The Commonwealth is engaged in various lawsuits involving environmental and related laws, including an action brought on behalf of the U.S. Environmental Protection Agency alleging violations of the Clean Water Act and seeking to enforce the clean-up of Boston Harbor. The MWRA, successor in liability to the Metropolitan District Commission, has assumed primary responsibility for developing and implementing a court-approved plan for the construction of the treatment facilities necessary to achieve compliance with federal requirements. Under the Clean Water Act, the Commonwealth may be liable for costs of compliance in these or any other Clean Water cases if the MWRA or a municipality is prevented from raising revenues necessary to comply with a judgment. The MWRA currently projects that the total cost of construction of the treatment facilities required under the court's order is approximately $3.557 billion in current dollars, with approximately $1.046 billion to be spent on or after June 30, 1995. On October 18, 1995, the court entered an order which reduced the MWRA's obligation to build certain additional secondary treatment facilities, which is estimated by the MWRA will save ratepayers approximately $165 million.

  The Department of Public Welfare has been sued for the alleged unlawful denial of personal care attendant services to certain disabled Medicaid recipients. The Superior Court has denied the plaintiff's motion for preliminary injunction and has also denied the plaintiff's motion for class certification. If the plaintiffs were to prevail on their claims and the Commonwealth were required to provide all of the services sought by the plaintiffs to all similarly situated persons, it would substantially increase the annual cost to the Commonwealth. The Department of Public Welfare currently estimates this increase to be as much as $200 million per year.

  There are also actions pending in which recipients of human services benefits, such as welfare recipients, the mentally retarded, the elderly, the handicapped, children, residents of state hospitals and inmates of corrections institutions, seek expanded levels of services and benefits and in which providers of services to such recipients challenge the rates at which they are reimbursed by the Commonwealth. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay increased rates, additional operating and capital expenditures might be needed to implement such judgments.

  In 1995, the Spaulding Rehabilitation Hospital ("Spaulding") filed an action to enforce an agreement to acquire its property by eminent domain in connection with the Central Artery/Third Harbor Tunnel Project. If successful, Spaulding could recover the fair market value of its property in addition to its relocation costs with respect to its personal property. The Commonwealth estimates its potential liability at approximately $50 million.

  The Commonwealth faces an additional potential liability of approximately $40 million in connection with a taking by the Massachusetts Highway Department related to the relocation of Northern Avenue in Boston.

  In addition there are several tax matters in litigation which could result in significant refunds to taxpayers if decisions unfavorable to the Commonwealth are rendered. In BayBank, et al. v. Commissioner of Revenue, the banks challenge the inclusion of income from tax exempt obligations in the measure of the bank excise tax. The Appellate Tax Board issued findings of fact and a report in favor of the Commissioner of Revenue on September 30, 1993. The case is pending before the Supreme Judicial Court. The potential liability is approximately $55 million, including similarly situated banks and tax years after 1990.

  In National Association of Government Employees v. Commonwealth, the Superior Court declared that a line item in the Commonwealth's general appropriations act for fiscal 1994 that increased the state employees' percentage share of their group health insurance premiums from 10% to 15% violated the terms of several collective bargaining agreements, and therefore was invalid under the United State Constitution as regards employees covered by the agreements. On February 9, 1995, the Supreme Judicial Court vacated the Superior Court's decision and declared that the fiscal 1994 line item did not violate the contracts clause. In June, 1995, the United States Supreme Court denied the plaintiff's writ of certiorari. Several other unions have filed a companion suit asserting that the premium increase similarly violated other collective bargaining agreements. The latter suit is in its initial stages. Prior to the Supreme Judicial Court's decision, the Commonwealth's aggregate liability is estimated to be approximately $32 million.

  A variety of other civil suits pending against the Commonwealth may also affect its future liabilities. These include challenges to the Commonwealth's allocation of school aid under Section 9C of Chapter 29 of the General Laws and to adopt a state employee furlough program. No prediction is possible as to the ultimate outcome of these proceedings.

  On March 22, 1995, the Supreme Judicial Court held in Perini Corporation v. Commission of Revenues that certain deductions from the net worth measure of the Massachusetts corporate excise tax violate the Commerce Clause of the United States Constitution. On October 2, 1995, the United States Supreme Court denied the Commonwealth's petition for writ of certiorari. The Department of Revenue estimates that tax revenues in the amount of $40 to $55 million may be abated as a result of the Supreme Judicial Court's decision.

  Many factors, in addition to those cited above, do or may have a bearing upon the financial condition of the Commonwealth, including social and economic conditions, many of which are not within the control of the Commonwealth.

  Expenditure and Tax Limitation Measures. Limits have been established on state tax revenues by legislation approved by the Governor on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The Executive Office for Administration and Finance currently estimates that state tax revenues will not reach the limit imposed by either the initiative petition or the legislative enactment in fiscal 1992.

  Proposition 2 1/2, passed by the voters in 1980, led to large reductions in property taxes, the major source of income for cities and towns and large increases in state aid to offset such revenue losses. According to the Executive Office for Administration and Finance, all of the 351 cities and towns have now achieved a property tax level of no more than 2.5% of full property values. Under the terms of Proposition 2 1/2, the property tax levy can now be increased annually for all cities and towns, almost all by 2.5% of the prior fiscal year's tax levy plus 2.5% of the value of new properties and of significant improvements to property. Legislation has also been enacted providing for certain local option taxes. A voter initiative petition approved at the statewide general election in November, 1990 further regulates the distribution of Local Aid of no less than 40% of collections from individual income taxes, sales and use taxes, corporate excise taxes, and the balance of the state lottery fund. If implemented in accordance with its terms (including appropriation of the necessary funds), the petition as approved would shift several hundred million dollars to direct Local Aid.

  Other Tax Measures. To provide revenue to pay debt service on both the deficit and Medicaid-related borrowings and to fund certain direct Medicaid expenditures, legislation was enacted imposing an additional tax on certain types of personal income for 1989 and 1990 taxable years at rates of 0.375% and 0.75%, respectively, effectively raising the tax rate of 1989 from 5% to 5.375% and for 1990 to 5.75%. Recent legislation has effectively further increased tax rates to 5.95% for tax year 1990 to 6.25% for tax year 1991 and returning to 5.95% for tax year 1992 and subsequent tax years. The tax is applicable to all personal income except income derived from dividends, capital gains, unemployment compensation, alimony, rent, interest, pensions, annuities and IRA/Keogh distributions. The income tax rate on other interest (excluding interest on obligations of the United States and of the Commonwealth and its subdivisions), dividends and net capital gains (after a 50% reduction) was increased from 10% to 12% for tax year 1990 and subsequent years, by recently enacted legislation.

  Estate Tax Revisions. The fiscal 1993 budget included legislation which gradually phases out the current Massachusetts estate tax and replaces it with a "sponge tax" in 1997. The "sponge tax" is based on the maximum amount of the credit for state taxes allowed for federal estate tax purposes. The estate tax is phased out by means of annual increases in the basic exemption from the current $200,000 level. The exemption is increased to $300,000 for 1993, $400,000 for 1994, $500,000 for 1995 and $600,000 for 1996. In addition, the legislation includes a full marital deduction starting July 1, 1994. Currently the marital deduction is limited to 50% of the Massachusetts adjusted gross estate. The static fiscal impact of the phase out of the estate tax was estimated to be approximately $24.8 million in fiscal 1994 and is estimated to be approximately $72.5 million in fiscal 1995.

  Other Issuers of Massachusetts Obligations. There are a number of state agencies, instrumentalities and political subdivisions of the Commonwealth that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the Commonwealth. The brief summary above does not address, nor does it attempt to address, any difficulties and the financial situations of those other issuers of Massachusetts Obligations.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price.

Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                               POSITIONS
                              AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------        ---   -----------                   ----------------------
Timothy R.              47  Chairman and     Chairman since July 1, 1996 of The John Nuveen
 Schwertfeger*               Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 333 West Wacker                              Advisory Corp. and Nuveen Institutional Advisory
 Drive                                        Corp.; prior thereto Executive Vice President and
 Chicago, IL 60606                            Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Lawrence H. Brown       61   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                          The Northern Trust Company.
 Highwood, IL 60040
Anthony T. Dean*        51  President and    President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive       Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                            Advisory Corp. and Nuveen Institutional Advisory
                                              Corp.; prior thereto, Executive Vice President and
                                              Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Anne E. Impellizzeri    63   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                           Peale Institute (since December 1990); prior
 New York, NY 10001                           thereto, Vice President of New York City
                                              Partnership (from 1987 to 1990).
Margaret K. Rosenheim   69   Trustee         Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                         School of Social Service Administration,
 Chicago, IL 60637                            University of Chicago.
Peter R. Sawers         63   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                              University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                         Lake Forest Graduate School of Management, Lake
                                              Forest, Illinois (since January 1992); prior
                                              thereto, Executive Director, Towers Perrin
                                              Australia (management consultant); Chartered
                                              Financial Analyst; Certified Management
                                              Consultant.
William M. Fitzgerald   32   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker                              December 1995); Assistant Vice President of Nuveen
 Drive                                        Advisory Corp. (from September 1992 to December
 Chicago, IL 60606                            1995), prior thereto Assistant Portfolio Manager
                                              of Nuveen Advisory Corp. (from June 1988 to
                                              September 1992).
Kathleen M. Flanagan    49   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker
 Drive
 Chicago, IL 60606
J. Thomas Futrell       41   Vice President  Vice President of Nuveen Advisory Corp.
 333 West Wacker
 Drive
 Chicago, IL 60606
Steven J. Krupa         38   Vice President  Vice President of Nuveen Advisory Corp.
 333 West Wacker
 Drive
 Chicago, IL 60606

                         POSITIONS
                        AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------  ---   -----------                   ----------------------
Anna R.           50   Vice President  Vice President of John Nuveen & Co. Incorporated.
 Kucinskis
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Larry W.          45   Vice President  Vice President (since September 1992), and
 Martin                                 Assistant Secretary and Assistant General Counsel
 333 West                               of John Nuveen & Co. Incorporated; Vice President
 Wacker                                 (since May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago,                               and Assistant Secretary (since January 1992) of
 IL 60606                               Nuveen Institutional Advisory Corp.; Assistant
                                        Secretary of The John Nuveen Company (since
                                        February 1993).
Edward F.         31   Vice President  Vice President (since September 1996), previously
 Neild, IV                              Assistant Vice President (since December 1993) of
 333 West                               Nuveen Advisory Corp., portfolio manager prior
 Wacker                                 thereto (since January 1992); Vice President
 Drive                                  (since September 1996), previously Assistant Vice
 Chicago,                               President (since May 1995) of Nuveen Institutional
 IL 60606                               Advisory Corp., portfolio manager prior thereto
                                        (since January 1992).
O. Walter         57   Vice President  Vice President and Controller of the John Nuveen
 Renfftlen                              Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp.
 Drive
 Chicago,
 IL 60606
Thomas C.         45   Vice President  Vice President of Nuveen Advisory Corp. and Nuveen
 Spalding,                              Institutional Advisory Corp.; Chartered Financial
 Jr.                                    Analyst.
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
H. William        66   Vice President  Vice President and Treasurer of the John Nuveen
 Stabenow                               Company (since March 1992), John Nuveen & Co.
 333 West                               Incorporated, Nuveen Advisory Corp. and Nuveen
 Wacker                                 Institutional Advisory Corp, (since January 1992).
 Drive
 Chicago,
 IL 60606
James J.          46   Vice President  Vice President, General Counsel and Secretary of
 Wesolowski                             the John Nuveen Company (since March 1992), John
 333 West                               Nuveen & Co. Incorporated, Nuveen Advisory Corp.
 Wacker                                 and Nuveen Institutional Advisory Corp.
 Drive
 Chicago,
 IL 60606
Gifford R.        40   Vice President  Vice President (since September 1992), Assistant
 Zimmerman             and Assistant    Secretary and Assistant General Counsel of John
 333 West              Secretary        Nuveen & Co. Incorporated; Vice President (since
 Wacker                                 May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago,                               and Assistant Secretary (since January 1992) of
 IL 60606                               Nuveen Institutional Advisory Corp.

  Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 9 other Nuveen open-end funds and 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Lawrence H. Brown........................     $3,237          $58,500
      Anne E. Impellizzeri.....................     $3,237          $58,500
      Margaret K. Rosenheim....................     $3,579(2)       $66,315(1)
      Peter R. Sawers..........................     $3,237          $58,500

--------

(1) Includes $1,565 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 30, 1996, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                     PERCENTAGE
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER       OF OWNERSHIP
----------------------              -------------------------       ------------
Nuveen Flagship New York Municipal
 Bond Fund                          BHC Securities Inc.                 7.06%
 Class A Shares...................  FAO 72893684
                                    Attn: Mutual Funds
                                    One Commerce Square
                                    2005 Market Street
                                    Suite 1200
                                    Philadelphia, PA 19103
                                    NFSC FEBO # AAD-262439              5.88
                                    Elinor Hodder
                                    Sheila G. Moore
                                    7600 Shore Front Pkwy. Apt. 12H
                                    Rockaway Beach, NY 11692
Nuveen Flagship New York Municipal
 Bond Fund                          Katherine C. Hinton &              12.58
 Class C Shares...................   Lorin W. Lyle
                                    JT TEN WROS NOT TC
                                    100 La Salle St. Apt. 11F
                                    New York, NY 10027-4738
                                    Carol Wieder                       10.63
                                    315 Vista Dr.
                                    Jericho, NY 11753-2808
                                    Leila W. Bugenhagen &               6.40
                                     Kenneth Bugenhagen
                                    JT TEN WROS NOT TC
                                    552 Forest Edge Dr.
                                    East Amherst, NY 14051-2468
                                    Adam S. Katz &                      5.37
                                     Karen Katz
                                    JT TEN WROS NOT TC
                                    2276 Merrick Ave.
                                    Merrick, NY 11566
                                    Dennis E. McGee                     5.36
                                    7 Hillary Ln.
                                    Penfield, NY 14526-1607

                                                                     PERCENTAGE
NAME OF FUND AND CLASS                NAME AND ADDRESS OF OWNER     OF OWNERSHIP
----------------------                -------------------------     ------------
                                      Faye R. Eilen                     5.23%
                                      9952 66th Rd. Apt. 9c
                                      Rego Park, NY 11374-4429
Nuveen Flagship New York Municipal
 Bond Fund                            BHC Securities Inc.               8.62
 Class R Shares.....................  FAO 70001464
                                      Attn: Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Suite 1200
                                      Philadelphia, PA 19103
Nuveen New York Insured Municipal
 Bond Fund                            BHC Securities Inc.               15.45
 Class A Shares.....................  FAO 70015729
                                      Attn: Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Suite 1200
                                      Philadelphia, PA 19103
                                      NFSC FEBO # OSN-710261            6.69
                                      Beverly S. Greenberg
                                      150 E. 69th St. Apt 15B
                                      New York, NY 10021
Nuveen New York Insured Municipal
 Bond Fund                            N De Filippes Corp.              16.30
 Class C Shares.....................  310 Madison Ave. Rm. 1012
                                      New York, NY 10017-6009
                                      Arlene Krasnoff                   9.49
                                      21707 82nd Ave.
                                      Queens Village, NY 11427-1103
                                      Ruth Preston &                    7.26
                                       Sara P. Costello &
                                       Patricia M. Kohl
                                      JT TEN WROS NOT TC
                                      2 Middleton Rd.
                                      Greenport, NY 11944-1115
                                      Donaldson Lufkin Jenrette         6.27
                                      Securities Corporation Inc.
                                      PO Box 2052
                                      Jersey City, NJ 07303-9998
Nuveen New York Insured Municipal
 Bond Fund                            BHC Securities Inc.              22.93
 Class R Shares.....................  FAD 70001770
                                      Attn: Mutual Funds
                                      One Commerce Square
                                      2005 Market Street
                                      Suite 1200
                                      Philadelphia, PA 19103
Nuveen Flagship New Jersey Municipal
 Bond Fund                            Merrill Lynch Pierce Fenner &     9.21
 Class A Shares.....................   Smith Inc. 97E82
                                      Attn: Book Entry Dept.
                                      4800 Deer Lake Dr. E Fl 3
                                      Jacksonville, FL 32246-6484

                                                                     PERCENTAGE
NAME OF FUND AND CLASS                NAME AND ADDRESS OF OWNER     OF OWNERSHIP
----------------------                -------------------------     ------------
                                      Nicholas A. Rao                   6.72%
                                       & Catherine F. Rao
                                      JT TEN WROS NOT TC
                                      9 Marlin Ave. W
                                      Edison, NJ 08520-3164
                                      NFSC FEBO # AAR-452009            5.05
                                      Olga Schadas
                                      28 Madison Street
                                      S Bound Brook, NJ 08880
Nuveen Flagship New Jersey Municipal
 Bond Fund                            William G. Osborne               24.09
 Class C Shares.....................  c/o Aurachen Corp.
                                      South 3R & Somerset St.
                                      PO Box 471
                                      Harrison, NJ 07029-0471
                                      Alvin H. Frankel Agent For        8.65
                                       Louise I. Grill
                                      U/POA Dtd Jun 17 94
                                      601 Haddon Ave.
                                      Collinswood, NJ 08108-3703
                                      Donaldson Lufkin Jenrette         6.37
                                       Securities Corporation Inc.
                                      PO Box 2052
                                      Jersey City, NJ 07303-9998
Nuveen Flagship New Jersey
 Intermediate Municipal Bond Fund     Merrill Lynch Pierce Fenner &    21.64
 Class A Shares.....................   Smith 97393
                                      Attn Book Entry
                                      PO Box 45266
                                      Jacksonville, FL 32232-5288
Nuveen California Municipal Bond
 Fund                                 J. Andrew Kitzman &               5.39
 Class A Shares.....................   Hazel Lloyd Kitzman Cotr
                                      UA JUL 02 82
                                      Kitzman Family Trust
                                      10558 Grandview Dr. # 4063
                                      La Mesa, CA 91941-6905
Nuveen California Municipal Bond
 Fund                                 Paul R. Hoeber                   23.91
 Class C Shares.....................  611 Bay St. Apt. 4
                                      San Francisco, CA 94133-1619
                                      NFSC FEBO # OFP-002135           16.16
                                      Michele Chiapella
                                      103 Northwood Commons
                                      Chico, CA 95926
                                      Charlotte N Fed Tr                7.90
                                      UA DEC 06 79
                                      Charlotte N Fed Family Trust
                                      530 Galleon Way
                                      Seal Beach, CA 90740-5939
                                      John C MacGregor-Scott Tr         7.69
                                      UA JUN 22 87
                                      MacGregor-Scott Rev Fam Trust
                                      720 W Camino Real Ave.
                                      Arcadia, CA 91007-7839
Nuveen California Municipal Bond
 Fund                                 Smith Barney Shearson             5.16
 Class R Shares.....................  00119601999
                                      388 Greenwich Street
                                      New York, NY 10013

                                                                     PERCENTAGE
NAME OF FUND AND CLASS               NAME AND ADDRESS OF OWNER      OF OWNERSHIP
----------------------               -------------------------      ------------
Nuveen California Insured Municipal  Smith Barney Shearson Inc          5.92%
 Bond Fund                           00152919411
 Class A Shares....................  388 Greenwich Street
                                     New York, NY 10013
Nuveen California Insured Municipal  NFSC FEBO # 041-626996            16.37
 Bond Fund                           Fleming Trust
 Class C Shares....................  William E. Fleming
                                     U/A 04/20/93
                                     7057 Blackhawk Rd., PO Box 908
                                     Forest Hill, CA 95631
                                     Mildred H. Machtowski TR           9.61
                                     UA Sep 14 95
                                     Machtowski Family Trust
                                     3145 Rita Ct
                                     Napa, CA 94558-3317
                                     Donaldson Lufkin Jenrette          9.25
                                      Securities Corporation Inc.
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-9998
                                     BA Investment Services Inc.        7.46
                                     FBO 406912971
                                     185 Berry St.
                                     3rd Floor #2640
                                     San Francisco, CA 94104
                                     Elzie R. Amlin &                   5.90
                                      Annita S. Amlin Tr
                                     UA Mar 02 91
                                     Amlin Family Trust
                                     4005 Share Ranch Rd.
                                     Shingle Springs, CA 95682-8020
Nuveen Flagship California
 Intermediate Municipal Bond Fund
 Class A Shares....................
Nuveen Flagship Connecticut
 Municipal Bond Fund                 MLPF&S for the Sole Benefit &     26.87
 Class A Shares....................   of its Customers
                                     Attn Fund Administration
                                     4800 Deer Lake DR E FL 3
                                     Jacksonville, FL 32246-6484
Nuveen Flagship Connecticut
 Municipal Bond Fund                 Merrill Lynch Pierce Fenner       44.12
 Class C Shares....................   & Smith 97393
                                     Attn Book Entry
                                     PO Book 45286
                                     Jacksonville, FL 32297-5266
Nuveen Massachusetts Municipal Bond
 Fund                                Smith Barney Inc.                  6.72
 Class A Shares....................  00162105158
                                     388 Greenwich Street
                                     New York, New York 10013
                                     Montgomery Securities              6.08
                                     752-08220-11
                                     Attn: Mutual Funds--4th Floor
                                     600 Montgomery Street
                                     San Francisco, CA 94111
                                     NFSC FEBO #OC8-412740              5.72
                                     Barbara Polverari
                                     PO Box 30
                                     W Springfield, MA 01090

                                                                     PERCENTAGE
NAME OF FUND AND CLASS               NAME AND ADDRESS OF OWNER      OF OWNERSHIP
----------------------               -------------------------      ------------
Nuveen Massachusetts Municipal Bond
 Fund                                Hudson L. Matson                  17.17%
 Class C Shares....................  39 Griggs Rd.
                                     Sutton, MA 01590-1015
                                     Swastika Sengupta                 10.24
                                     23 Loumar Dr. # 2
                                     Pittsfield, MA 01201-5932
                                     Loren Robbins                      7.80
                                     51 Main St.
                                     N. Chelmsford, MA 01863-1628
                                     Anthony Macolini                   6.40
                                     17 Mossdale Rd.
                                     Jamaica Plain, MA 02130-3022
                                     Charles G. Allen, Jr. Tr.          5.92
                                     UA MAR 05 54
                                     UW Flora A. Generess
                                     FBO Charles G. Allen Jr. Et AL
                                     221 James St. #65
                                     Barre, MA 01005-8805
Nuveen Massachusetts Insured
 Municipal Bond Fund                 Gerald W. Mahoney &                6.01
 Class A Shares....................   Elaine Mahoney Tr
                                     UA AUG 18 94
                                     The Bagley Family Rev. Trust
                                     162 Oakland St.
                                     Fall River, MA 02720-6114
                                     NFSC FEBO # DKR-016039
                                     Allen Wrightington                 5.65
                                     Mary Ann Wrightington
                                     93 Micajah Pond
                                     Plymouth, MA 02360
Nuveen Massachusetts Insured
 Municipal Bond Fund                 Raymond James & Assoc. Inc.       13.42
 Class C Shares....................  For Elite Acct# 50099466
                                     FAO George A. Dauteuil Sr. &
                                      Pauline T. Dauteuil Jtwros
                                     9 Church St.
                                     Millbury, MA 01527-3134
                                     Ruth Biller
                                     51 Oak Rd.                        13.16
                                     Canton, MA 02021-2625
                                     Rose E. Frisch
                                     3 Hillside Pl.                    12.12
                                     Cambridge, MA 02140-3617
                                     Daniel M. Flynn &
                                      Kathleen F. Flynn                11.84
                                     JT TEN WROS. NOT TC
                                     232 North Rd.
                                     Hampden, MA 01036-9659
                                     John Sullivan
                                     6 Margaret St.                    11.82
                                     Boston, MA 02113-2523
                                     Magdalene S. Kapuscienski &
                                      Gene S. Kapuscienski              5.26
                                     JT TEN WROS NOT TC
                                     15 D Country Club Lane
                                     Milford, MA 01757

INVESTMENT ADVISER AND INVESTMENT
MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  Nuveen Advisory will waive through July 31, 1997 all or a portion of its management fee or reimburse certain expenses of the California, California Insured, Massachusetts, Massachusetts Insured, New Jersey, New York and New York Insured Municipal Bond Funds in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 (.975 for insured Funds) of 1% of average daily net asset value of any class of shares of those Funds.

  Nuveen Advisory also has voluntarily agreed to reimburse additional expenses from time to time so that total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) for each Fund are, in Nuveen's opinion, competitive with similar funds. Nuveen Advisory may terminate these voluntary reimbursements at any time in its discretion. For the last three fiscal years, the New Jersey Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                          MANAGEMENT FEES NET OF EXPENSE  FEE WAIVERS AND EXPENSE
                           REIMBURSEMENT PAID TO NUVEEN       REIMBURSEMENTS
                           ADVISORY FOR THE YEAR ENDED      FOR THE YEAR ENDED
                         -------------------------------- -----------------------
                          1/31/94    1/31/95    1/31/96   1/31/94 1/31/95 1/31/96
                         ---------- ---------- ---------- ------- ------- -------
New Jersey Municipal
 Bond Fund.............. $   85,065    156,717    152,929 61,303  54,105  115,121

  For the last three fiscal years, the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund paid net management fees to Nuveen Advisory as follows:

                         MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                          REIMBURSEMENT PAID TO NUVEEN      REIMBURSEMENTS
                          ADVISORY FOR THE YEAR ENDED     FOR THE YEAR ENDED
                         ------------------------------ -----------------------
                          2/28/94    2/28/95   2/29/96  2/28/94 2/28/95 2/29/96
                         ---------- --------- --------- ------- ------- -------
New York Municipal Bond
 Fund................... $  688,156   786,847   852,809 34,007   4,556  29,700
New York Insured
 Municipal Bond Fund.... $1,968,122 1,921,472 1,940,010      0   1,767       0
California Municipal
 Bond Fund.............. $1,130,541 1,123,360 1,199,571      0   3,483   3,302
California Insured
 Municipal Bond Fund.... $1,053,393 1,073,336 1,156,993      0   2,697   1,695
Massachusetts Municipal
 Bond Fund.............. $  320,135   370,394   366,859 37,413  17,319  59,879
Massachusetts Insured
 Municipal Bond Fund.... $  295,357   302,241   346,952      0   1,148     788

  Flagship Financial has agreed to reimburse the Funds it advises to the extent necessary to prevent each Fund's total operating expenses (as described above) from exceeding the most restrictive expense limitation imposed by any state. For the last three fiscal years, the New Jersey Intermediate Municipal Bond Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund paid net management fees to Flagship Financial as follows:

                                MANAGEMENT FEES NET OF
                                EXPENSE REIMBURSEMENT
                                   PAID TO FLAGSHIP     FEE WAIVERS AND EXPENSE
                                FINANCIAL FOR THE YEAR      REIMBURSEMENTS
                                        ENDED             FOR THE YEAR ENDED
                               ------------------------ -----------------------
                               5/31/94  5/31/95 5/31/96 5/31/94 5/31/95 5/31/96
                               -------- ------- ------- ------- ------- -------
New Jersey Intermediate
 Municipal Bond Fund.......... $      0       0     0    40,542  45,333 56,229
California Intermediate
 Municipal Bond Fund.......... $     00      00    00        00      00     00
Connecticut Municipal Bond
 Fund......................... $255,441 396,094    00   768,360 615,631     00

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $[31.6] billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department, the largest in the investment banking industry devoted exclusively to tax-exempt securities. Nuveen's Research Department was selected in 1994 by Research & Ratings Review, a municipal industry publication, as one of the leading research teams in the municipal industry, based on an extensive industry-wide poll of portfolio managers, department heads and bond buyers. The Nuveen Research Department reviews more than $100 billion in tax-exempt bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of those Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

NUVEEN FLAGSHIP NEW YORK MUNICIPAL BOND FUND AND NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND

  Although the New York Municipal Bond Fund and the New York Insured Municipal Bond Fund (the "New York Funds") are subject to the New York State corporate franchise tax and the New York City general corporation tax, they do not expect to pay a material amount with respect to either tax.

  Distributions by the New York Funds that are attributable to interest earned on municipal obligations issued by governmental authorities in New York or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the New York State personal income tax or the New York City personal income or unincorporated business taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the New York State personal income tax and the New York City personal income and unincorporated business taxes.

  All New York Funds distributions, regardless of source, will be subject to the New York State corporate franchise tax or the New York City general corporation tax.

  Any gain realized when shareholders sell, exchange, or redeem shares of the New York Funds will be subject to the New York State personal income and corporate franchise taxes and the New York City personal income, unincorporated business, and general corporation taxes.

  Shares of the New York Funds will be subject to the New York State estate tax if owned by a New York decedent at the time of death.

NUVEEN FLAGSHIP NEW JERSEY MUNICIPAL BOND FUND AND NUVEEN FLAGSHIP NEW JERSEY INTERMEDIATE BOND FUND

  Although the New Jersey Municipal Bond Fund and the New Jersey Intermediate Municipal Bond Fund (the "New Jersey Funds") are subject to the New Jersey corporation business tax, they do not expect to pay a material amount of such tax.

  The portion of distributions by the New Jersey funds that are attributable to interest or gains on New Jersey Tax Exempt Obligations or to interest or gains on obligations of the United States, its agencies, territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Jersey gross income tax. All remaining distributions will be subject to the New Jersey gross income tax.

  All distributions from the New Jersey Funds, regardless of source, will be subject to the New Jersey corporation business tax or the New Jersey corporation income tax.

  Any gain realized when shareholders sell, exchange, or redeem shares of the New Jersey Funds will not be subject to the New Jersey gross income tax. Conversely, losses from such transactions may not be used to offset New Jersey taxable gains. Gains from such transactions will be subject to the New Jersey corporation business tax and the New Jersey corporation income tax.

  Shares of the New Jersey Funds may be subject to the New Jersey inheritance tax or the New Jersey estate tax if owned by a New Jersey decedent at the time of death.

NUVEEN CALIFORNIA MUNICIPAL BOND FUND, NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND, AND NUVEEN FLAGSHIP CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

Although the Nuveen California Municipal Bond Fund, the Nuveen California Insured Municipal Bond Fund, and the Nuveen Flagship California Intermediate Municipal Bond Fund (the "California Funds") are subject to the California corporate franchise tax and the California corporate income tax, the Funds do not expect to pay a material amount with respect to either tax.

Distributions by the California Funds that are attributable to interest on obligations issued by the State of California or its political subdivisions ("California Obligations") or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the California personal income tax. All remaining distributions to individual shareholders will be subject to the California personal income tax.

All California Funds' distributions to corporate shareholders, regardless of source, will be subject to the California corporation franchise tax or the California corporation income tax.

Gain realized from the sale, exchange, or redemption of California Funds' shares will be subject to the California personal income, corporation franchise, and corporation income taxes.

NUVEEN FLAGSHIP CONNECTICUT MUNICIPAL BOND FUND

Although the Connecticut Fund will be subject to the Connecticut corporation business tax, the Connecticut Fund does not expect to pay a material amount of such tax.

Distributions from the Connecticut Fund that are attributable to interest on or gain from obligations issued by the State of Connecticut or its political subdivisions ("Connecticut Obligations") or to interest on obligations of the United States, its agencies, territories, possessions, or instrumentalities which are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Connecticut personal income tax. All remaining distributions will be subject to the Connecticut personal income tax.

Corporate shareholders subject to the Connecticut business corporation tax will be subject to tax on all Connecticut Fund distributions, regardless of source, but may be permitted a dividends received deduction for a portion of distributions received from the Connecticut Fund.

Gain from the sale, exchange, or redemption of Connecticut Fund shares will be subject to the Connecticut personal income tax and the Connecticut corporation business tax.

Shares of the Connecticut Fund may be subject to the Connecticut succession, transfer, and estate taxes if held by, or subject to a general power of appointment by, a Connecticut decedent at the time of his or her death.

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND AND NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND

The Nuveen Massachusetts Municipal Bond Fund and the Nuveen Massachusetts Insured Municipal Bond Fund (the "Massachusetts Funds") are not subject to the Massachusetts corporate excise tax, the Massachusetts franchise tax, or the Massachusetts income tax.

Distributions from the Massachusetts Funds that are attributable to interest on or gain from obligations issued by the State of Massachusetts or its political subdivisions ("Massachusetts Obligations") or to interest on obligations of the United States, its agencies, territories, possessions or instrumentalities that are exempt from state income taxation under federal law ("Federal Obligations") will not be subject to the Massachusetts personal income tax. All remaining distributions will be subject to the Massachusetts personal income tax.

All distributions from the Massachusetts Funds, regardless of source, to corporate shareholders will be subject to the Massachusetts excise tax.

Gain from the sale, exchange or redemption of Massachusetts Funds shares will be subject to the Massachusetts personal income tax and the Massachusetts excise tax.

Shares of the Massachusetts Funds will be subject to the Massachusetts estate tax if owned by a Massachusetts decedent at the time of death.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.

                                               AS OF JULY 31, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      New Jersey Municipal Bond
      Fund
        Class A Shares............. 4.78%        43.5%             8.46%
        Class C Shares............. 4.25%        43.5%             7.52%
        Class R Shares............. 5.24%        43.5%             9.27%
                                              AS OF AUGUST 31, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      New York Municipal Bond
      Fund**
        Class A Shares............. 4.69%        46.5%             8.77%
        Class C Shares............. 4.13%        46.5%             7.72%
        Class R Shares............. 5.14%        46.5%             9.61%
      New York Insured Municipal
      Bond Fund**
        Class A Shares............. 4.30%        46.5%             8.04%
        Class C Shares............. 3.73%        46.5%             6.97%
        Class R Shares............. 4.74%        46.5%             8.86%
      California Municipal Bond
      Fund
        Class A Shares............. 4.53%        45.0%             8.24%
        Class C Shares............. 3.96%        45.0%             7.20%
        Class R Shares............. 4.98%        45.0%             9.05%
      California Insured Municipal
      Bond Fund
        Class A Shares............. 4.45%        45.0%             8.09%
        Class C Shares............. 3.88%        45.0%             7.05%
        Class R Shares............. 4.90%        45.0%             8.91%
      Massachusetts Municipal Bond
      Fund
        Class A Shares............. 4.42%        47.0%             8.34%
        Class C Shares............. 3.85%        47.0%             7.26%
        Class R Shares............. 4.87%        47.0%             9.19%
      Massachusetts Insured
       Municipal Bond Fund
        Class A Shares............. 4.03%        47.0%             7.60%
        Class C Shares............. 3.45%        47.0%             6.51%
        Class R Shares............. 4.47%        47.0%             8.43%
                                             AS OF NOVEMBER 30, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      New Jersey Intermediate Bond
       Fund
        Class A Shares............. 4.03%        43.5%             7.13%
        Class C Shares............. N/A          N/A               N/A
        Class R Shares............. N/A          N/A               N/A
      California Intermediate
       Municipal Bond Fund
        Class A Shares............. N/A          N/A               N/A
        Class C Shares............. N/A          N/A               N/A
        Class R Shares............. N/A          N/A               N/A
      Connecticut Municipal Bond
       Fund
        Class A Shares............. 4.64%        42.5%             8.07%
        Class C Shares............. 4.30%        42.5%             7.48%
        Class R Shares............. N/A          N/A               N/A

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.
  ** Reflects a combined federal, state and New York City tax rate.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                              JULY 31, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      New Jersey Municipal Bond Fund....................  4.77%   4.22%   5.21%
                                                             AUGUST 31, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      New York Municipal Bond Fund......................  5.10%   4.56%   5.60%
      New York Insured Municipal Bond Fund..............  4.79%   4.24%   5.23%
      California Municipal Bond Fund ...................  5.00%   4.46%   5.49%
      California Insured Municipal Bond Fund............  4.82%   4.26%   5.27%
      Massachusetts Municipal Bond Fund.................  4.94%   4.44%   5.42%
      Massachusetts Insured Municipal Bond Fund.........  4.82%   4.29%   5.27%
                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      New Jersey Intermediate Bond Fund.................  4.65%   N/A       N/A
      California Intermediate Municipal Bond Fund.......  N/A     N/A       N/A
      Connecticut Municipal Bond Fund...................  4.98%   4.67%     N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  The annual total return figures for the New Jersey Municipal Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods (as applicable) ended July 31, 1996 and for the period from inception (on July 26, 1991 with respect to the Class R Shares and on or after September 6, 1994 with respect to the Class A and Class C Shares) through July 31, 1996, were:

                                          ANNUAL TOTAL RETURN
                               ------------------------------------------
                                 ONE YEAR     FIVE YEARS   FROM INCEPTION
                                   ENDED         ENDED        THROUGH
                               JULY 31, 1996 JULY 31, 1996 JULY 31, 1996
                               ------------- ------------- --------------
      New Jersey Municipal
       Bond Fund
        Class A Shares........     1.23%          N/A          5.79%
        Class B Shares........     5.01%          N/A          6.09%
        Class C Shares........     4.87%          N/A          6.05%
        Class R Shares........     6.01%          N/A          7.10%

  The annual total return figures for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods (as applicable) ended August 31, 1996 and for the period from inception (on December 10, 1986 with respect to the Class R Shares and on or after September 6, 1994 with respect to the Class A Shares and Class C Shares) through August 31, 1996 were as follows:

                                     ANNUAL TOTAL RETURN
                               -------------------------------
                                  ONE YEAR       FIVE YEARS    FROM INCEPTION
                                    ENDED           ENDED          THROUGH
                               AUGUST 31, 1996 AUGUST 31, 1996 AUGUST 31, 1996
                               --------------- --------------- ---------------
      New York Municipal Bond
       Fund
        Class A Shares........      1.26%           6.42%           6.72%
        Class B Shares........      4.98%           6.65%           6.61%
        Class C Shares........      5.00%           6.65%           6.53%
        Class R Shares........      5.98%           7.67%           7.50%
      New York Insured
       Municipal Bond Fund
        Class A Shares........      0.78%           6.17%           6.34%
        Class B Shares........      4.45%           6.36%           6.22%
        Class C Shares........      4.33%           6.35%           6.14%
        Class R Shares........      5.45%           7.37%           7.09%
      Massachusetts Municipal
       Bond Fund
        Class A Shares........      1.10%           6.32%           5.85%
        Class B Shares........      4.69%           6.43%           5.68%
        Class C Shares........      4.68%           6.40%           5.57%
        Class R Shares........      5.69%           7.44%           6.56%
      Massachusetts Insured
       Municipal Bond Fund
        Class A Shares........      0.58%           6.00%           6.01%
        Class B Shares........      4.23%           6.18%           5.86%
        Class C Shares........      4.12%           6.11%           5.76%
        Class R Shares........      5.23%           7.19%           6.76%

  The annual total return figures for the California Municipal Bond Fund and the California Insured Municipal Bond Fund, including the effect of the maximum sales charge for Class A Shares, for the one-year, five-year, and ten-year periods (as applicable) ended August 31, 1996, and for the period from inception (on July 1, 1986 with respect to the Class R Shares and on or after September 6, 1994 with respect to the Class A Shares and Class C Shares) through August 31, 1996 were as follows:

                                             ANNUAL TOTAL RETURN
                               -----------------------------------------------
                                  ONE YEAR       FIVE YEARS      TEN  YEARS    FROM INCEPTION
                                    ENDED           ENDED           ENDED          THROUGH
                               AUGUST 31, 1996 AUGUST 31, 1996 AUGUST 31, 1996 AUGUST 31, 1996
                               --------------- --------------- --------------- ---------------
      California Municipal
       Bond Fund
        Class A Shares........      1.80%           5.62%           6.42%           6.63%
        Class B Shares........      5.64%           5.86%           6.27%           6.49%
        Class C Shares........      5.47%           5.79%           6.23%           6.44%
        Class R Shares........      6.65%           6.86%           7.18%           7.38%
      California Insured
       Municipal Bond Fund
        Class A Shares........      1.73%           6.11%           6.37%           6.52%
        Class B Shares........      5.44%           6.25%           6.22%           6.37%
        Class C Shares........      5.41%           6.12%           6.10%           6.23%
        Class R Shares........      6.45%           7.26%           7.08%           7.22%

  The annual total return figures for the New Jersey Intermediate Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods ended November 30, 1996 and for the period from inception (on September 16, 1992) through November 30, 1996; for the California Intermediate Municipal Bond Fund, including the effect of the maximum sales charge for Class A Shares, for the one-year period ended November 30, 1996 and
for the period from inception (on       ) through November 30, 1996; and for
the Connecticut Municipal Bond Fund, including the effect of the maximum sales charge for Class A Shares, for the one-year period ended November 30, 1996 for the Class A Shares and the Class C Shares, and for the five-year period for the Class A Shares, and for the period since inception (on July 13, 1987 with respect to the Class A Shares and on October 4, 1993 with respect to the Class C Shares) through November 30, 1996 were as follows:

                                                ANNUAL TOTAL RETURN
                               -----------------------------------------------------
                                   ONE YEAR         FIVE YEARS      FROM INCEPTION
                                     ENDED             ENDED            THROUGH
                               NOVEMBER 30, 1996 NOVEMBER 30, 1996 NOVEMBER 30, 1996
                               ----------------- ----------------- -----------------
      New Jersey Intermediate
       Bond Fund
        Class A Shares........       1.21%             N/A               5.95%
        Class C Shares........        .90%             N/A               5.59%
        Class R Shares........       4.34%             N/A               6.72%
      Connecticut Municipal
       Bond Fund
        Class A Shares........       1.31%             6.50%             7.01%
        Class B Shares........       5.18%             6.80%             6.97%
        Class C Shares........       5.18%             6.80%             6.89%
        Class R Shares........       5.76%             7.42%             7.50%

  With respect to the California, California Insured, Massachusetts, Massachusetts Insured, New Jersey, New York and New York Insured Municipal Bond Funds, Class R total returns reflect actual performance for all periods;
Class A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. With respect to the Connecticut Municipal Bond Fund, Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. With respect to the California Intermediate and New Jersey Intermediate Municipal Bond Funds, Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes.

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the New Jersey Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended July 31, 1996, and for the period since inception (on July 26, 1991 with respect to the Class R Shares and on or after September 6, 1994 with respect to the Class A Shares and Class C Shares) through July 31, 1996, respectively, were as follows:

                                 CUMULATIVE TOTAL RETURN
                                 -----------------------
                                                                  FROM
                                 ONE YEAR                       INCEPTION
                                   ENDED          FIVE YEARS     THROUGH
                                 JULY 31,           ENDED       JULY 31,
                                   1996         JULY 31, 1996     1996
                                 --------       -------------   ---------
      New Jersey Municipal Bond
       Fund
        Class A Shares..........         1.23%              N/A  28.28%
        Class B Shares..........         5.01%              N/A  29.86%
        Class C Shares..........         4.87%              N/A  31.18%
        Class R Shares..........         6.01%              N/A  35.44%

  The cumulative total return figures for the New York Municipal Bond Funds the New York Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods (as applicable) ended August 31, 1996, and for the period since inception (on December 10, 1986 with respect to the Class R Shares and on or after September 6, 1994 with respect to the Class A Shares and Class C Shares), through August 31, 1996 were as follows:

                                                CUMULATIVE TOTAL RETURN
                                          ------------------------------------
                                           ONE YEAR  FIVE YEARS    FROM
                                            ENDED      ENDED    INCEPTION
                                          AUGUST 31, AUGUST 31, AUGUST 31,
                                             1996       1996       1996
                                          ---------- ---------- ----------
      New York Municipal Bond Fund
        Class A Shares...................   1.26%      36.50%     87.61%
        Class B Shares...................   4.98%      38.02%     85.98%
        Class C Shares...................   5.00%      37.99%     84.67%
        Class R Shares...................   5.98%      44.72%    101.51%
      New York Insured Municipal Bond
       Fund
        Class A Shares...................    .78%      34.94%     81.52%
        Class B Shares...................   4.45%      36.14%     79.43%
        Class C Shares...................   4.33%      36.04%     78.09%
        Class R Shares...................   5.45%      42.73%     94.32%
      Massachusetts Municipal Bond Fund
        Class A Shares...................   1.10%      35.86%     73.54%
        Class B Shares...................   4.69%      36.56%     70.81%
        Class C Shares...................   4.68%      36.36%     69.04%
        Class R Shares...................   5.69%      43.20%     85.17%
      Massachusetts Insured Municipal
       Bond Fund
        Class A Shares...................    .58%      33.83%     76.11%
        Class B Shares...................   4.23%      34.95%     73.66%
        Class C Shares...................   4.12%      34.51%     72.12%
        Class R Shares...................   5.23%      41.50%     88.45%

  The cumulative total return figures for the California Municipal Bond Fund and the California Insured Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year, five-year, and ten-year periods (as applicable) ended August 31, 1996, and for the period since inception (on July 1, 1986 with respect to the Class R Shares and on or after September 6, 1994 with respect to the Class A Shares and Class C Shares) were as follows:

                                              CUMULATIVE TOTAL RETURN
                                    -------------------------------------------
                                                                        FROM
                                     ONE YEAR  FIVE YEARS TEN YEARS  INCEPTION
                                      ENDED      ENDED      ENDED     THROUGH
                                    AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                                       1996       1996       1996       1996
                                    ---------- ---------- ---------- ----------
      California Municipal Bond
       Fund
        Class A Shares ...........    1.80%      31.44%     86.28%     92.15%
        Class B Shares............    5.64%      32.97%     83.67%     89.47%
        Class C Shares............    5.47%      32.49%     83.05%     88.59%
        Class R Shares............    6.65%      39.39%    100.00%    106.39%
      California Insured Municipal
       Bond Fund
        Class A Shares ...........    1.73%      34.55%     85.46%     90.01%
        Class B Shares............    5.44%      35.44%     82.88%     87.37%
        Class C Shares............    5.41%      34.61%     80.74%     84.95%
        Class R Shares............    6.45%      42.00%     98.18%    103.13%

  The cumulative total return figures for the New Jersey Intermediate Municipal Bond Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended November 30, 1996, and for the period since inception (on September 16, 1992 with respect to the New Jersey
Intermediate Municipal Bond Fund Class A Shares; on              with respect
to the California Intermediate Municipal Bond Fund Class A Shares and Class C Shares, and on July 13, 1987 with respect to the Connecticut Municipal Bond Fund Class A Shares, and on October 4, 1993 with respect to that Fund's Class C Shares), through November 30, 1996, respectively, were as follows:

                                              CUMULATIVE TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      New Jersey Intermediate
       Municipal Bond Fund
        Class A Shares................     1.21%        0.00%       27.51%
        Class C Shares................      .90%         N/A        25.69%
        Class R Shares................     4.34%         N/A        31.46%
      Connecticut Municipal Bond Fund
        Class A Shares................     1.31%       37.04%       88.79%
        Class B Shares................     5.18%       38.92%       88.25%
        Class C Shares................     5.18%       38.92%       86.81%
        Class R Shares................     5.76%       43.05%       97.07%

  With respect to the California, California Insured, Massachusetts, Massachusetts Insured, New Jersey, New York and New York Insured Municipal Bond Funds, Class R total returns reflect actual performance for all periods;
Class A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. With respect to the Connecticut Municipal Bond Fund, Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. With respect to the California Intermediate and New Jersey Intermediate Municipal Bond Funds, Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes.

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

                                                             FROM
                               ONE YEAR     FIVE YEARS     INCEPTION
                                 ENDED         ENDED        THROUGH
                             NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                 1996          1996          1996
                             ------------- ------------- -------------
                                                                       COMBINED
                                                                       FEDERAL
                              WITH    AT    WITH    AT    WITH    AT     AND
                             MAXIMUM  NET  MAXIMUM  NET  MAXIMUM  NET   STATE
                              SALES  ASSET  SALES  ASSET  SALES  ASSET   TAX
                             CHARGE  VALUE CHARGE  VALUE CHARGE  VALUE  RATE*
                             ------- ----- ------- ----- ------- ----- --------
New Jersey Intermediate
 Municipal Bond Fund
(maximum 3.0% sales charge)
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  00.0%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   N/A    N/A    N/A    N/A    N/A    N/A    N/A
California Intermediate
 Municipal Bond Fund
(maximum 3.0% sales charge)
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  00.0%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   N/A    N/A    N/A    N/A    N/A    N/A    N/A
Connecticut Municipal Bond
 Fund
(maximum 4.2% sales charge)
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  00.0%
  Class B Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   N/A    N/A    N/A    N/A    N/A    N/A    N/A

--------
* The combined tax rates used in the table do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  With respect to the California, California Insured, Massachusetts, Massachusetts Insured, New Jersey, New York and New York Insured Municipal Bond Funds, Class R total returns reflect actual performance for all periods;
Class A, B and C total returns reflect actual performance for periods since class inception, and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. With respect to the Connecticut Municipal Bond Fund, Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. With respect to the California Intermediate and New Jersey Intermediate Municipal Bond Funds, Class A total returns reflect actual performance for all periods; Class C and R total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U. S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a

Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before [January 31, 1997] can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses and their children under 21 years of age); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which the shares were purchased, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to Shareholder Services, Inc., the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen, Inc. (or Flagship Funds, which Nuveen acquired on January
  , 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                              JANUARY 31, 1996         JANUARY 31, 1995         JANUARY 31, 1994
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                          COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                      ------------ ----------- ------------ ----------- ------------ -----------
New Jersey Fund.........      241           16          255          35          527          76
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                             FEBRUARY 29, 1996        FEBRUARY 28, 1995        FEBRUARY 28, 1994
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                          COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                      ------------ ----------- ------------ ----------- ------------ -----------
New York Fund...........      272           33          428          64          989         146
New York Insured Fund...      450           71          850         126        3,018         411
California Fund.........      221           33          370          60          949         148
California Insured Fund.      357           56          517          93        1,421         209
Massachusetts Fund......       96           12          170          20          430          52
Massachusetts Insured
 Fund...................      113           14          147          24          435          66
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                                MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                          ------------------------ ------------------------ ------------------------
                           AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                          UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                          COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                      ------------ ----------- ------------ ----------- ------------ -----------
New Jersey Intermediate
 Fund...................       19           36           31           6          118          20
California Intermediate
 Fund...................        0            0            0           0            0           0
Connecticut Fund........      349           47        1,034         139          452          65

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended January 31, 1996 with respect to the New Jersey Municipal Bond Fund, the fiscal year ended February 29, 1996 with respect to the New York Municipal Bond Fund and New York Insured Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund, and the fiscal year ended May 31, 1996 with respect to the New Jersey Intermediate Bond Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such periods, the service fee for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the New Jersey Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond

Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund was .25% for both Class A and Class C Shares and the distribution fee was .75% for Class C Shares. For such periods, the service fee for the New Jersey Intermediate Fund, the California Intermediate Municipal Bond Fund, and the Connecticut Municipal Bond Fund Class C Shares was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                          COMPENSATION PAID TO
                                                         AUTHORIZED DEALERS FOR
                                                           END OF FISCAL 1996
                                                         ----------------------
New York Municipal Bond Fund (2/29/96)
  Class A...............................................       $  26,638
  Class C...............................................       $   4,101
  Class R...............................................             N/A
New York Insured Municipal Bond Fund (2/29/96)
  Class A...............................................       $  42,326
  Class C...............................................       $   8,893
  Class R...............................................             N/A
New Jersey Municipal Bond Fund (1/31/96)
  Class A...............................................       $  16,159
  Class C...............................................       $   7,121
  Class R...............................................             N/A
New Jersey Intermediate Bond Fund (5/31/96)
  Class A...............................................       $  15,500
  Class C...............................................             N/A
  Class R...............................................             N/A
California Municipal Bond Fund (2/29/96)
  Class A...............................................       $  19,006
  Class C...............................................       $   4,155
  Class R...............................................             N/A
California Insured Municipal Bond Fund (2/29/96)
  Class A...............................................       $  25,512
  Class C...............................................       $   6,916
  Class R...............................................             N/A
California Intermediate Municipal Bond Fund (5/31/96)
  Class A...............................................             N/A
  Class C...............................................             N/A
  Class R...............................................             N/A
Connecticut Municipal Bond Fund (5/31/96)
  Class A...............................................       $ 818,000
  Class C...............................................       $  62,142
  Class R...............................................             N/A
Massachusetts Municipal Bond Fund (2/29/96)
  Class A...............................................       $   6,732
  Class C...............................................       $   2,609
  Class R...............................................             N/A
Massachusetts Insured Municipal Bond Fund (2/29/96)
  Class A...............................................       $   8,932
  Class C...............................................       $   5,438
  Class R...............................................             N/A

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago Illinois 60603 has been selected as auditors for the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New Jersey Intermediate Municipal Bond Fund, the California Municipal Bond Fund, the California Insured Municipal Bond Fund, the Massachusetts Municipal Bond Fund, and the Massachusetts Insured Municipal Bond Fund. Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for the California Intermediate Municipal Bond Fund and the Connecticut Municipal Bond Fund. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the Funds' assets is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).   Declaration of Trust of Registrant.
  1(b).   Amended and Restated Establishment and Designation of Series of
          Shares of Beneficial Interest dated October 11, 1996.
  1(c).   Certificate for the Establishment and Designation of Classes dated
          July 10, 1996.
     2.   By-Laws of Registrant.
     3.   Not applicable.
  4(a).   Specimen certificates of Class A Shares of each Fund.*
  4(b).   Specimen certificates of Class B Shares of each Fund.*
  4(c).   Specimen certificates of Class C Shares of each Fund.*
  4(d).   Specimen certificates of Class R Shares of each Fund.*
  5(a).   Form of Management Agreement between Registrant and Nuveen Advisory
          Corp.*
  6(a).   Form of Distribution Agreement between Registrant and John Nuveen &
          Co. Incorporated.*
     7.   Not applicable.
  8(a).   Form of Custodian Agreement among Registrant, Nuveen Advisory Corp.
          and Chase Manhattan Bank, N.A.*
  9(a).   Form of Transfer Agency and Service Agreement between Registrant and
          State Street Bank and Trust Company.*
    10.   Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
    11.   Consent of Independent Public Accountants.*
    12.   Not applicable.
   [13.   Subscription Agreement with       .*]
    14.   Not applicable.
    15.   Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class
          A Shares, Class B Shares and Class C Shares of each Fund.*
    16.   Schedule of Computation of Performance Figures.*
    17.   Financial Data Schedule.*
    18.   Multi-Class Plan Adopted Pursuant to Rule 18f-3.*
 99(a).   Original Powers of Attorney for the Trustees authorizing, among oth-
          ers, James J. Wesolowski and Gifford R. Zimmerman to execute the Reg-
          istration Statement.
 99(b).   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's
          Registration Statement pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES
At          , 1996:

                                                                  NUMBER OF
      TITLE OF SERIES                                           RECORD HOLDERS
      ---------------                                           --------------
      Nuveen Flagship New York Municipal Bond Fund
        Class A Shares.........................................     1,025
        Class B Shares.........................................         0
        Class C Shares.........................................        47
        Class R Shares.........................................     5,165
      Nuveen New York Insured Municipal Bond Fund
        Class A Shares.........................................     1,503
        Class B Shares.........................................         0
        Class C Shares.........................................        75
        Class R Shares.........................................     9,444
      Nuveen Flagship New Jersey Municipal Bond Fund
        Class A Shares.........................................       948
        Class B Shares.........................................         0
        Class C Shares.........................................        56
        Class R Shares.........................................     2,032
      Nuveen Flagship New Jersey Intermediate Municipal Bond
       Fund
        Class A Shares.........................................        00
        Class C Shares.........................................        00
        Class R Shares.........................................        00
      Nuveen California Municipal Bond Fund
        Class A Shares.........................................       779
        Class B Shares.........................................         0
        Class C Shares.........................................        34
        Class R Shares.........................................     5,207
      Nuveen California Insured Municipal Bond Fund
        Class A Shares.........................................       975
        Class B Shares.........................................         0
        Class C Shares.........................................        54
        Class R Shares.........................................     4,637
      Nuveen Flagship California Intermediate Municipal Bond
       Fund
        Class A Shares.........................................        00
        Class C Shares.........................................        00
        Class R Shares.........................................        00
      Nuveen Flagship Connecticut Municipal Bond Fund
        Class A Shares.........................................     3,926
        Class B Shares.........................................         0
        Class C Shares.........................................       206
        Class R Shares.........................................         0
      Nuveen Massachusetts Municipal Bond Fund
        Class A Shares.........................................       467
        Class B Shares.........................................         0
        Class C Shares.........................................        33
        Class R Shares.........................................     2,629
      Nuveen Massachusetts Insured Municipal Bond Fund
        Class A Shares.........................................       394
        Class B Shares.........................................         0
        Class C Shares.........................................        26
        Class R Shares.........................................     1,984

ITEM 27: INDEMNIFICATION [UPDATE FOR NEW DECLARATION]
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund Inc., and Nuveen Tax-Free Reserves, Inc. Nuveen also acts as principal underwriter for the following open-end management type investment company, Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
James J. Wesolowski          Vice President,                   Vice President and
333 West Wacker Drive        General Counsel                   Secretary
Chicago, IL 60606            and Secretary
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Reg-istrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 20TH DAY OF DECEMBER, 1996.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST II

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
   /s/ O. Walter Renfftlen
 -------------------------------
       O. Walter Renfftlen       Vice President and             December 20, 1996
                                  Controller (Principal
                                                                              Financial and
                                  Accounting Officer)
     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
         Anthony T. Dean         President and Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
      Margaret K. Rosenheim      Trustee
         Peter R. Sawers         Trustee
                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact
                                                      December 20, 1996


AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
  4(a).    Specimen certificates of Class A Shares of each
           Fund.*
  4(b).    Specimen certificates of Class B Shares of each
           Fund.*
  4(c).    Specimen certificates of Class C Shares of each
           Fund.*
  4(d).    Specimen certificates of Class R Shares of each
           Fund.*
  5(a).    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.*
  6(a).    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.*
     7.    Not applicable.
  8(a).    Form of Custodian Agreement among Registrant, Nuveen
           Advisory Corp. and Chase Manhattan Bank, N.A.*
  9(a).    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.*
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
    11.    Consent of Independent Public Accountants.*
    12.    Not applicable.
   [13.    Subscription Agreement with       .*]
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.*
    17.    Financial Data Schedule.*
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.*
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.